UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA 19044
(Address of principal executive offices) (Zip code)

Jill Bukata Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant's telephone number, including area code:	(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — MARCH 31, 2006 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value (000)†

COMMERCIAL PAPER — 31.0%
Diversified Operations — 3.1%
Cargill, Inc.
4.540%, 04/03/06	$890	$890
4.780%, 04/19/06	1,545	1,542
		2,432
Finance — 18.1%
Avon Capitol Finance
4.750%, 04/24/06	4,000	3,989
Barclays US
4.540%, 04/05/06	190	190
Societe General
4.580%, 04/04/06	300	300
4.700%, 04/12/06	2,000	1,998
UBS Finance
4.580%, 04/17/06	2,000	1,996
4.620%, 04/17/06	800	799
4.600%, 04/24/06	1,000	997
Verizon Communications
4.640%, 04/17/06	3,800	3,793
		14,062
Insurance — 4.9%
Metlife. Inc.
4.760%, 05/22/06	3,800	3,775

Telecommunications — 4.9%
Vodafone Group
4.620%, 04/18/06	3,800	3,793

TOTAL COMMERCIAL PAPER
(Cost $24,062)		24,062

CORPORATE BONDS — 51.6%
Aerospace & Defense — 3.9%
General Dynamics Corp.
2.125%, 05/15/06	1,056	1,053
United Technologies Corp.
4.875%, 11/01/06	2,000	1,976
		3,029
Banking — 15.7%
American Express Bank
4.711%, 11/16/06	1,000	1,000
Bank of America
5.020%, 06/01/06	500	500
7.125%, 09/15/06	1,500	1,516
Credit Suisse First Boston NY
4.740%, 05/10/06	1,000	1,000
Credit Suisse Holdings, USA Inc.
7.750%, 05/15/06	1,100	1,104
M&I Bank FSB
4.830%, 05/26/06	3,500	3,500
SLM Corp.
4.793%, 04/25/06	3,000	3,000
Suntrust Bank
2.500%, 05/04/06	325	325
Wells Fargo Co.
5.900%, 05/21/06	207	208
		12,153

	Par (000)	Value (000)†

Diversified Operations — 0.8%
Cargill, Inc.
6.250%, 05/01/06	$650	$651

Energy Resources and Services — 2.6%
Midamerican Energy
6.375%, 06/15/06	2,000	2,006

Finance — 19.3%
American General Finance Corp.
2.600%, 05/15/06	100	100
6.100%, 05/22/06	159	159
Citigroup, Inc.
5.750%, 05/10/06	920	921
4.800%, 08/18/06	2,000	2,001
Citicorp
7.125%, 05/15/06	388	389
Goldman Sachs Group, Inc.
4.880%, 11/07/06	2,000	2,002
JP Morgan Chase & Co
5.625%, 08/15/06	1,250	1,252
Morgan Stanley
6.100%, 04/15/06	3,150	3,152
National Rural Utilities
6.000%, 05/15/06	3,185	3,189
Santander Financial Issuances
7.000%, 04/01/06	1,000	1,000
7.250%, 05/30/06	143	144
Washington Mutual
6.250%, 05/15/06	682	683
		14,992
Machinery & Heavy Equipment — 0.1%
Caterpillar, Inc.
9.000%, 04/15/06	100	100

Office Equipment & Services — 0.4%
Pitney Bowes, Inc.
5.875%, 05/01/06	300	300

Pharmaceuticals — 3.6%
Abbott Laboratories
5.625%, 07/01/06	1,539	1,540
Merck & Co., Inc.
5.250%, 07/01/06	1,225	1,226
		2,766
Retail — 0.2%
Wal-Mart Stores, Inc.
5.450%, 08/01/06	115	115

Technology — 0.8%
BP Capital Markets
2.350%, 06/15/06	500	498
Honeywell International
8.625%, 04/15/06	150	150
		648
Telecommunications — 4.2%
SBC Communications Inc.	3,295	3,297
5.750%, 05/02/06

TOTAL CORPORATE BONDS
(Cost $40,057)		40,057

	Par (000)	Value (000)†

VARIABLE RATE DEMAND NOTES — 13.7%
Healthcare — 1.6%
Barton Healthcare, LLC
4.880%, 02/15/25	$255	$255
Fairview Hospital & Healthcare Services
4.870%, 11/01/15	300	300
St. Francis Healthcare Foundation
5.360%, 08/01/12	685	685
		1,240
Municipal Bonds — 9.6%
Berks County, PA, Industrial Development Authority
4.980%, 06/01/15	450	450
Columbia County, GA Development Authority
4.800%, 03/01/10	800	800
Harris County, TX, Sports Authority Special Revenue
4.880%, 11/15/30	2,200	2,200
Illinois Development Finance Authority
4.880%, 11/01/14	600	600
Montgomery County, PA Industrial Development Authority
4.930%, 03/01/10	540	540
New York, NY - Subseries-A-9
4.850%, 11/01/23	2,000	2,000
Philadelphia Authority-For Industrial Development Marketplace
4.850%, 07/01/10	870	870
		7,460
Parking Facilities — 2.5%
Liliha Parking LP
5.360%, 08/01/24	1,960	1,960

TOTAL VARIABLE RATE DEMAND NOTES
(Cost $10,660)		10,660

	Number of
	Shares
SHORT-TERM INVESTMENTS — 3.7%
BlackRock Provident Institutional Funds - TempFund	2,739,314	2,739
Evergreen Prime Cash Management Money Market Fund	99,919	100

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,839)		2,839

TOTAL INVESTMENTS — 100.0%
(Cost $77,618)(a)		$77,618

† See Security Valuation Note.

(a) Cost for Federal income tax purposes.

Maturity	Market	% of
Schedule	Value (000)	Portfolio	(Cumulative)

1 - 7 days	$15,879	20.5%	20.5%
8 - 14 days	1,998	2.6%	23.1%
15 - 30 days	23,311	30.0%	53.1%
31 - 60 days	20,797	26.8%	79.9%
61 - 90 days	3,004	3.9%	83.8%
91 - 120 days	2,766	3.5%	87.3%
121 - 150 days	3,368	4.3%	91.6%
over 150 days	6,495	8.4%	100.0%
	$77,618	100.0%

Average Weighted Maturity —  44 days

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — March 31, 2006 (Unaudited)

LIMITED MATURITY BOND FUND

	Par (000)	Value (000)†

U.S. TREASURY NOTES — 26.7%
U.S. Treasury Inflation Indexed Notes — 5.1%
3.375%, 01/15/07	$3,000	$3,794

U.S. Treasury Notes — 21.6%
4.250%, 10/31/07#	3,000	2,972
4.125%, 08/15/08#	8,000	7,886
4.250%, 10/15/10#	3,000	2,930
4.375%, 12/15/10#	2,500	2,452
		16,240
TOTAL U.S. TREASURY NOTES
(Cost $20,156)		20,034

AGENCY OBLIGATIONS — 24.0%
Federal National Mortgage Association — 24.0%
4.590%, 04/03/06	10,600	10,597
5.000%, 01/25/12++	653	5
6.850%, 09/15/19	509	484
5.500%, 02/25/28	1,395	1,393
6.000%, 10/15/30	1,360	1,368
4.384%, 12/01/33	2,827	2,778
3.500%, 04/01/34	1,485	1,430
		18,055
TOTAL AGENCY OBLIGATIONS
(Cost $18,236)		18,055

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.9%
Asset Securitization Corp.
7.400%, 10/13/26	739	749
Atherton Franchisee Loan Funding
6.720%, 05/15/20	1,679	1,682
Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	875	881
Conseco Finance Securitizations Corp.
5.790%, 04/01/24	560	559
Enterprise Mortgage Acceptance Co.
6.380%, 01/15/25	195	194
GE Capital Commercial Mortgage Corp.
6.079%, 05/15/33	454	461
5.033%, 12/10/35	92	92
5.560%, 06/10/38	818	822
		1,375
Green Tree Financial Corp.
7.650%, 04/15/19	449	465
7.250%, 09/15/26	430	443
7.330%, 03/01/30	293	295
6.500%, 02/01/31	1,120	1,125
		2,328
JP Morgan Chase Commercial Mortgage Security Corp.
5.822%, 05/12/34	1,250	1,266
5.464%, 10/12/35	1,375	1,373
4.278%, 05/15/41	1,195	1,166
		3,805
LB-UBS Commercial Mortgage Trust
6.410%, 12/15/19	1,402	1,420
6.058%, 06/15/20	783	792
5.401%, 03/15/26	212	212
4.567%, 06/15/29	1,000	980
4.821%, 04/15/30	2,000	1,959
		5,363

	Par (000)	Value (000)†

Morgan Stanley Capital I, Inc.
5.020%, 10/15/35	$436	$435
NationsLink Funding Corp.
7.229%, 06/20/31	52	54
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	507	511

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,260)		17,936

	Number of
	Shares
SHORT-TERM INVESTMENTS — 6.1%
BlackRock Provident Institutional Funds -
TempFund	2,593,510	2,594
Evergreen Prime Cash Management Money
Market Fund	2,020,831	2,021

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,615)		4,615

	Par (000)

SECURITIES LENDING COLLATERAL — 19.3%
Bank of Montreal Time Deposit
4.8300%, 04/03/06	14	14
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	45	45
Barclays Bank Time Deposit
4.8500%, 04/03/06	25	25
Institutional Money Market Trust
4.7970%, 04/03/06	14,362	14,362
Regions Bank Time Deposit
4.8300%, 04/03/06	61	61

TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,507)		14,507

TOTAL INVESTMENTS — 100.0%
(Cost $75,774)(a)		$75,147

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

++ Interest Only. “Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of the principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) affect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows on March 31, 2006.”

(a) At March 31, 2006, the cost for Federal income tax purposes was $75,773,971. Net unrealized depreciation was $626,875. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $405,157 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,032,032.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

QUALITY BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 2.5%
Aerospace & Defense — 0.5%
United Technologies Corp.
5.400%, 05/01/35	$1,000	$943

Automobile & Related — 0.4%
Ford Motor Co.
7.450%, 07/16/31#	1,000	742

Cable Operators — 0.7%
Tele-Communications, Inc.
9.875%, 06/15/22	1,000	1,298

Pharmaceuticals — 0.4%
Genentech, Inc.*
5.250%, 07/15/35	1,000	900

Retail — 0.5%
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,000	907

TOTAL CORPORATE BONDS
(Cost $4,829)		4,790

U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Bonds — 4.8%
5.375%, 02/15/31#	8,700	9,158

U.S. Treasury Inflation Indexed Notes — 4.6%
3.375%, 01/15/07	7,000	8,853

U. S. Treasury Note — 17.6%
4.375%, 11/15/08#	10,000	9,886
4.375%, 12/15/10#	15,000	14,713
4.500%, 11/15/15#	9,500	9,219
		33,818
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $53,134)		51,829

AGENCY OBLIGATIONS — 17.6%
Federal Home Loan Mortgage Company—2.6%
4.500%, 03/15/26	5,057	4,959

Federal National Mortgage Association—14.9%
4.590%, 04/03/06	9,800	9,798
6.850%, 09/15/19	3,733	3,547
5.500%, 08/15/21++	260	5
5.500%, 02/25/28	5,578	5,572
6.000%, 10/15/30	5,439	5,472
3.500%, 04/01/34	4,455	4,292
		28,686
Government National Mortgage Association—0.1%
9.000%, 10/15/30	19	20
9.000%, 11/15/30	103	112
9.000%, 11/15/30	16	18
		150
TOTAL AGENCY OBLIGATIONS
(Cost $34,063)		33,795

	Par	Value
	(000)	(000)†
COLLATERALIZED MORTGAGE OBLIGATIONS — 28.7%
Atherton Franchisee Loan Funding
7.230%, 04/15/12	$2,377	$2,428
Bank Of America Commercial Mortgage, Inc.
7.109%, 11/15/31	2,800	2,836
Conseco Finance Securitizations Corp.
7.620%, 05/01/31	268	269
7.470%, 02/01/32	480	481
7.730%, 04/01/32	330	319
5.790%, 05/01/33	2,239	2,236
		3,305
Enterprise Mortgage Acceptance Co.
6.380%, 01/15/25	701	700
GE Capital Commercial Mortgage Corp.
6.079%, 05/15/33	1,817	1,845
5.560%, 06/10/38	4,307	4,325
		6,170
Green Tree Financial Corp.
7.240%, 11/15/28	785	263
6.080%, 12/01/30	103	103
7.330%, 04/01/31	1,173	1,180
		1,546
JP Morgan Chase Commercial Mortgage Security Corp.
5.822%, 05/12/34	6,250	6,327
5.464%, 10/12/35	5,502	5,491
4.278%, 05/15/41	6,213	6,063
		17,881
LB-UBS Commercial Mortgage Trust
6.410%, 12/15/19	5,608	5,680
6.058%, 06/15/20	3,131	3,166
5.401%, 03/15/26	610	611
4.567%, 06/15/29	6,000	5,880
4.821%, 04/15/30	3,000	2,939
		18,276
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	2,028	2,045
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $56,250)		55,187

ASSET BACKED SECURITIES — 1.1%
Railcar Leasing L.L.C.
7.125%, 01/15/13
(Cost $2,010)	2,000	2,084

	Number of
	Shares
SHORT-TERM INVESTMENTS — 7.4%
BlackRock Provident Institutional Funds - TempFund	6,400,835	6,401
Evergreen Prime Cash Management Money Market Fund	7,907,134	7,907

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,308)		14,308

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL — 15.7%
Bank of Montreal Time Deposit
4.8300%, 04/03/06	$79	$79
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	248	248
Barclays Bank Time Deposit
4.8500%, 04/03/06	135	135
Institutional Money Market Trust
4.7970%, 04/03/06	29,459	29,459
Regions Bank Time Deposit
4.8300%, 04/03/06	338	338

TOTAL SECURITIES LENDING COLLATERAL
(Cost $30,259)		30,259

TOTAL INVESTMENTS — 100.0%
(Cost $194,853)		$192,252

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

++ Interest Only. “Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of the principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) affect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows on March 31, 2006.”

(a) At March 31, 2006, the cost for Federal income tax purposes was $194,853,464. Net unrealized depreciation was $2,601,500. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $391,270 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,992,770.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value (000)†
CORPORATE BONDS — 94.9%
Advertising — 2.3%
Advanstar Communications, Inc.
10.750%, 08/15/10	$300	$326
Advanstar, Inc.
15.000%, 10/15/11	150	157
Affinity Group, Inc.
10.875%, 02/15/12	82	79
Lamar Advertising Co.
2.875%, 12/31/10	300	347
R.H. Donnelley Finance Corp.
10.875%, 12/15/12	175	194
RH Donnelley Corp.
8.875%, 01/15/16	850	884
		1,987
Aerospace & Defense — 1.8%
BE Aerospace, Inc.
8.500%, 10/01/10	75	80
8.875%, 05/01/11	300	312
GenCorp, Inc.^
9.500%, 08/15/13	497	537
Moog, Inc.
6.250%, 01/15/15	200	197
Sequa Corp.
9.000%, 08/01/09	50	53
TD Funding Corp.
8.375%, 07/15/11	150	157
Vought Aircraft Industries, Inc. 144A @
8.000%, 07/15/11	200	188
		1,524
Agricultural Products — 0.1%
IMC Global, Inc.
10.875%, 06/01/08	25	27
11.250%, 06/01/11	25	27
10.875%, 08/01/13	50	57
		111
Automobiles & Related — 4.2%
Autocam Corp.
10.875%, 06/15/14	175	117
Commercial Vehicle Group, Inc. 144A @
8.000%, 07/01/13	50	50
Ford Motor Credit Co.
7.375%, 10/28/09	1,600	1,504
Hertz Corporation 144A @
8.875%, 01/01/14	375	389
10.500%, 01/01/16	475	515
LEAR CORP.
8.110%, 05/15/09	75	70
NationsRent, Inc.
9.500%, 10/15/10	200	218
Rexnord Corp.
10.125%, 12/15/12	400	439
Sunstate Equipment Co LLC 144@
10.500%, 04/01/13	200	209
Visteon Corp.
7.000%, 03/10/14	100	77
		3,588
Banking — 0.2%
CCM Merger Inc. 144A @
8.000%, 08/01/13	150	149

	Par (000)	Value (000)†

Broadcast/Media — 2.6%
Echostar DBS Corp.
6.625%, 10/01/14	$300	$290
Fisher Communications, Inc.
8.625%, 09/15/14	75	79
Gray Television, Inc.
9.250%, 12/15/11	250	265
Lighthouse International Co. SA
8.000%, 04/30/14	275	359
Medianews Group, Inc.
6.875%, 10/01/13	175	163
6.375%, 04/01/14	50	45
Sinclair Broadcast Group
8.750%, 12/15/11	50	52
8.000%, 03/15/12	425	434
Videotron Ltee
6.875%, 01/15/14 144A @	175	176
6.375%, 12/15/15	50	49
XM Satellite Radio, Inc.
14.000%, 12/31/09	75	80
12.000%, 06/15/10	170	190
		2,182
Building & Building Supplies — 0.9%
Ainsworth Lumber Co. Ltd. 144A @
7.250%, 10/01/12	50	45
Building Materials Corp. of America 144A @
7.750%, 08/01/14	325	324
Dycom Industries, Inc.
8.125%, 10/15/15	175	180
Norcraft Cos. LP
9.000%, 11/01/11	200	208
		757
Building & Real Estate — 0.4%
Brand Services, Inc.
12.000%, 10/15/12	225	241
Mobile Mini, Inc.
9.500%, 07/01/13	125	137
		378
Building Products & Supplies — 0.3%
Texas Industries, Inc. 144A @
7.250%, 07/15/13	275	283

Cable Operators — 1.6%
Charter Communications Operating LLC 144A @
8.000%, 04/30/12	625	622
CSC Holdings, Inc.
7.250%, 07/15/08	375	379
Echostar Communications Corp.
5.750%, 05/15/08	125	123
Mediacom Broadband LLC
11.000%, 07/15/13	150	160
8.500%, 10/15/15	75	72
		1,356
Chemicals — 3.3%
Arco Chemical Co.
10.250%, 11/01/10	75	80
Compass Minerals International, Inc.
11.333%, 06/01/13	525	470

	Par (000)	Value (000)†

Chemicals — (continued)
Crompton Corp. 144A @
9.875%, 08/01/12	$50	$56
Equistar Chemicals LP
8.750%, 02/15/09	50	52
Hercules Inc. 144A @
6.750%, 10/15/29	50	49
Huntsman Co. LLC
11.625%, 10/15/10	163	184
Koppers, Inc.
9.875%, 10/15/13	222	243
Lyondell Chemical Co.
9.625%, 05/01/07	25	26
9.500%, 12/15/08	74	77
11.125%, 07/15/12	100	110
10.500%, 06/01/13	275	305
Phosphate Resource Partners LP
7.000%, 02/15/08	100	101
Resolution Performance Products LLC
9.500%, 04/15/10	200	208
Rhodia SA
10.250%, 06/01/10	228	256
Rockwood Specialties, Inc.
10.625%, 05/15/11	200	220
Terra Capital
11.500%, 06/01/10	125	138
UAP Holding Corp.
8.4589%, 07/15/12	25	22
United Agri Products 144A @
8.250%, 12/15/11	248	258
		2,855
Computer - Internet Services & Software — 0.4%
Globix Corp.^
11.000%, 05/01/08	32	30
Juniper Networks, Inc.
(2.7282%), 06/15/08+	175	188
SS&C Technologies, Inc. 144A @
11.750%, 12/01/13	75	80
		298
Computer - Network Products & Services — 0.4%
UGS Corp. 144A @
10.000%, 06/01/12	275	303

Computer Services & Software — 1.3%
Activant Solutions, Inc. 144A @
10.530%, 04/01/10	25	25
Haights Cross Operating Co.^
11.750%, 08/15/11	175	183
Serena Software Inc.
10.375%, 03/15/16	75	79
Sungard Data Systems, Inc. 144A @
9.125%, 08/15/13	575	608
Unisys Corp.
7.875%, 04/01/08	100	100
8.000%, 10/15/12	75	74
		1,069

	Par (000)	Value (000)†

Computers & Office Equipment — 0.5%
Xerox Corp.
6.875%, 08/15/11	$50	$51
7.625%, 06/15/13	150	158
6.400%, 03/15/16	175	174
7.200%, 04/01/26	75	79
		462
Consumer Products — 3.1%
Acco Brands Corp. 144A @
7.625%, 08/15/15	175	167
FTD, Inc.
7.750%, 02/15/14	294	292
Gregg Appliances
9.000%, 02/01/13	125	116
Jostens Holdings Corp.
11.18%, 12/01/13	550	421
Jostens IH Corp.
7.625%, 10/01/12	325	321
Leslie’s Poolmart 144A@
7.750%, 02/01/13	275	276
Norcraft Holdings/Capital
11.468%, 09/01/12	200	158
Rayovac Corp.
8.500%, 10/01/13	75	69
Sealy Mattress Co.
8.250%, 06/15/14	275	287
Simmons Bedding Co.
7.875%, 01/15/14	150	145
11.681292%, 12/15/14	275	176
Spectrum Brands, Inc.
7.375%, 02/01/15	250	217
		2,645
Containers — 2.3%
AEP Industries, Inc. 144A @
7.875%, 03/15/13	200	201
Ball Corp.
6.875%, 12/15/12	75	77
Bway Corp.
10.000%, 10/15/10	200	211
Graphic Packaging International Corp.
8.500%, 08/15/11	150	148
9.500%, 08/15/13	125	117
Greif Brothers Corp. 144A @
8.875%, 08/01/12	100	106
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/09	325	338
8.750%, 11/15/12	250	268
8.250%, 05/15/13	150	157
Owens-Illinois, Inc.
7.350%, 05/15/08	75	76
Plastipak Holdings LLC 144A @
8.500%, 12/15/15	125	128
Stone Container Corp.
9.750%, 02/01/11	100	103
		1,930
Cosmetics & Toiletries — 0.2%
Chattem, Inc.
7.000%, 03/01/14	150	150

	Par (000)	Value (000)†

Distribution Services — 0.5%
ADESA Corp.
7.625%, 06/15/12	$200	$205
Aviall, Inc.
7.625%, 07/01/11	200	204
		409
Diversified Operations — 2.7%
Bombadier, Inc.
6.750%, 05/01/12 144A @	675	645
6.300%, 05/01/14 144A @	150	138
Covalence Specialty Material 144A @
10.250%, 03/01/16	425	446
Festival Fun Pk LLC
10.875%, 04/15/14	75	76
Fisher Scientific International, Inc.
6.125%, 07/01/15	350	342
Leucadia Natl Corp.
7.000%, 08/15/13	275	275
Nell AF Sarl 144A @
8.375%, 08/15/15	350	347
		2,269
Electronic Components & Semiconductors — 2.0%
Celestica Inc.
7.875%, 07/01/11	225	230
Flextronics Intl Ltd.
6.250%, 11/15/14	225	221
Freescale Semiconductor, Inc.
6.875%, 07/15/11	175	179
7.125%, 07/15/14	225	233
Intel Corp.
2.950%, 12/15/35	175	150
L-3 Communications Corp. 144A@
6.375%, 10/15/15	225	222
Spanion LLC 144A @
11.250%, 01/15/16	150	145
Stats Chippac, Inc. 144A @
6.750%, 11/15/11	100	98
Telex Communications, Inc.
11.500%, 10/15/08	200	214
		1,692
Energy Resources & Services — 9.6%
AES Corp.
9.375%, 09/15/10	275	300
8.875%, 02/15/11	300	323
7.750%, 03/01/14	75	79
9.000%, 05/15/15 144A @	550	597
Allegheny Energy Supply Co. LLC
7.800%, 03/15/11	50	53
8.250%, 04/15/12 144A @	25	27
Allis-Chalmors Energy, Inc.
9.000%, 01/15/14	125	123
Alpha Natural Resources LLC 144A @
10.000%, 06/01/12	200	220
CMS Energy Corp.
8.500%, 04/15/11	50	54
Copano Energy LLC 144A @
8.125%, 03/01/16	200	207

	Par (000)	Value (000)†

Energy Resources & Services — (continued)
Dynegy Holdings, Inc.
9.875%, 07/15/10	$50	$55
10.125%, 07/15/13 144A @	350	401
EL Paso Production Holding Co.
7.750%, 06/01/13	200	207
Hilcorp Energy Co.
10.50%, 09/01/10 144A @	300	330
7.750%, 11/01/15 144A @	50	50
Invensys Plc 144A @
9.875%, 03/15/11	375	398
Massey Energy Co. 144A @
6.875%, 12/15/13	225	221
Midwest Generation LLC
8.750%, 05/01/34	425	460
Mirant Americas Generation, LLC+++
8.300%, 05/01/11	400	414
Mirant North America LLC 144A @
7.375%, 12/31/13	850	867
Mission Energy Holding Co.
13.500%, 07/15/08	200	230
NRG Energy, Inc.
7.250%, 02/01/14	350	356
7.375%, 02/01/16	1,075	1,098
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	338
Sierra Pacific Resources
7.803%, 06/15/12	25	26
8.625%, 03/15/14	550	597
Utilicorp Canada Finance Corp.
7.750%, 06/15/11	150	155
		8,186
Entertainment & Leisure — 2.4%
AMC Entertainment, Inc.
8.000%, 03/01/14	300	268
11.000%, 02/01/16	225	232
AMF Bowling Worldwide, Inc.
10.000%, 03/01/10	200	205
Cinemark, Inc.
9.000%, 02/01/13	100	106
0.000%, 03/15/14	625	478
Herbst Gaming, Inc.
8.125%, 06/01/12	50	52
7.000%, 11/15/14 144A @	225	224
K2, Inc.
7.375%, 07/01/14	200	200
Speedway Motorsports Inc.
6.750%, 06/01/13	25	25
Town Sports International, Inc.
9.625%, 04/15/11	75	79
Warner Music Group
7.375%, 04/15/14	200	198
		2,067
Finance — 4.6%
Alamosa Delaware, Inc.
11.000%, 07/31/10	377	419
BCP Caylux Holdings Luxembourg SCA 144A @
9.625%, 06/15/14	310	343

	Par (000)	Value (000)†

Finance — (continued)
Couche-Tard U.S./Finance
7.500%, 12/15/13	$325	$333
FBOP Capital Trust II 144A @^
10.000%, 01/15/09	150	158
FTI Consulting
7.625%, 06/15/13	200	211
General Motors Acceptance Corp.
5.625%, 05/15/09	475	442
7.750%, 01/19/10	450	439
6.875%, 08/28/12	250	231
Global Cash Access LLC
8.750%, 03/15/12	204	219
IAAI Finance Corp. 144A @
11.000%, 04/01/13	200	211
Nexstar Finance Holdings LLC Incorporated
0.000%, 04/01/13	100	82
Poster Financial Group Inc.
8.750%, 12/01/11	250	263
Rafealla Apparel Group 144A @
11.250%, 06/15/11	225	224
Rainbow National Services 144A @
8.750%, 09/01/12	75	80
Stone Container Finance
7.375%, 07/15/14	250	232
		3,887
Food & Beverages — 1.8%
Agrilink Foods, Inc.^
11.875%, 11/01/08	69	70
B&G Foods, Inc.
8.000%, 10/01/11	275	285
Del Monte Corp.
8.625%, 12/15/12	275	290
Dole Foods Co.
8.625%, 05/01/09	125	126
8.875%, 03/15/11	225	223
Le-Natures, Inc.
10.000%, 06/15/13	200	210
Pierre Foods, Inc.
9.875%, 07/15/12	100	103
Wornick Co.
10.875%, 07/15/11	200	206
		1,513
Healthcare — 3.7%
Community Health Systems, Inc.
6.500%, 12/15/12	175	170
Concentra Operating Corp.
9.500%, 08/15/10	100	105
9.125%, 06/01/12	175	183
CRC Health Corp.
10.750%, 02/01/16	175	180
Fresenius Medical Care Capital Trust II
7.875%, 02/01/08	25	26
Genesis HealthCare Corp. 144A @
8.000%, 10/15/13	225	238
HCA-The Healthcare Corp.
8.750%, 09/01/10	425	461
6.375%, 01/15/15	375	365
6.500%, 02/15/16	125	122

	Par (000)	Value (000)†

Healthcare — (continued)
Team Health Inc.
11.250%, 12/01/13	$175	$179
Tenet Healthcare Corp.
6.375%, 12/01/11	275	248
6.500%, 06/01/12	100	90
Triad Hospitals, Inc.
7.000%, 05/15/12	100	100
7.000%, 11/15/13	325	320
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	150	153
Ventas Realty Lp/Cpp Crp
6.750%, 06/01/10 144A @	75	76
6.500%, 06/01/16 144A @	150	149
		3,165
Hotels & Gaming — 3.3%
American Casino & Entertainment Properties LLC 144A @
7.850%, 02/01/12	250	256
Boyd Gaming Corp.
8.750%, 04/15/12 144A @	25	27
7.750%, 12/15/12 144A @	100	105
6.750%, 04/15/14 144A @	200	200
Felcor Lodging LP
8.830%, 06/01/11	75	78
9.000%, 06/01/11	25	27
Majestic Star Casino LLC 144A @^
9.500%, 10/15/10	75	80
Mandalay Resort Group
10.250%, 08/01/07	225	237
MGM Mirage, Inc.
8.500%, 09/15/10	200	214
Mohegan Tribal Gaming
6.875%, 02/15/15	125	124
Penn National Gaming Inc.
6.750%, 03/01/15	250	250
Pinnacle Entertainment
8.250%, 03/15/12	125	131
Resort International Hotel & Casino Inc.
11.500%, 03/15/09	25	27
Station Casinos, Inc.
6.000%, 04/01/12	150	148
6.500%, 02/01/14	25	25
6.875%, 03/01/16	475	477
Trump Entertainment Resorts
8.500%, 06/15/15	275	267
Wynn Las Vegas LLC/Corp. 144A @
6.625%, 12/01/14	150	145
		2,818
Hotels & Resorts — 0.7%
Host Marriott LP
7.000%, 08/15/12	25	25
7.125%, 11/01/13 144A @	25	25
6.375%, 03/15/15 144A @	25	25
6.750%, 06/01/16	300	300
Little Trav Bay Odawa Inc. 144A @
10.250%, 02/15/14	125	123
Majestic Hold Co. LLC 144A @^
12.500%, 10/15/11	125	88
		586

	Par (000)	Value (000)†

Industrial — 0.6%
Abitibi Consolidated, Inc.
5.250%, 06/20/08	$125	$119
8.550%, 08/01/10	100	100
American Commercial Lines/ACL Finance
9.500%, 02/15/15	75	83
Chukchansi Economic Development Authority 144A @
8.060%, 11/15/12	125	128
Terex Corp. 144A @
7.375%, 01/15/14	75	77
		507
Machinery & Heavy Equipment — 0.9%
Case New Holland, Inc.
9.250%, 08/01/11	225	240
Columbus McKinnon Corp.
8.875%, 11/01/13	250	263
Dresser-Rand Group, Inc. 144A @
7.375%, 11/01/14	66	67
JLG Industries, Inc.
8.375%, 06/15/12	179	188
		758
Manufacturing — 1.0%
Accuride Corp.
8.500%, 02/01/15	200	198
Broder Bros. Co. 144A @
11.250%, 10/15/10	175	174
Foundation PA Coal Co. 144A @
7.250%, 08/01/14	175	178
General Cable Corp.
9.500%, 11/15/10	150	162
Interline Brands, Inc.
11.500%, 05/15/11	125	138
		850
Medical Services & Equipment — 0.7%
DaVita, Inc.
6.625%, 03/15/13 144A @	75	75
7.250%, 03/15/15 144A @	225	226
U.S. Oncology, Inc.
9.000%, 08/15/12	125	129
10.750%, 08/15/14	75	82
Warner Chilcott Corp.
8.750%, 02/01/15	125	124
		636
Medical Supplies & Equipment — 0.4%
Biovail Corp.
7.875%, 04/01/10	175	179
VWR International, Inc.
6.875%, 04/15/12 144A @	50	49
8.000%, 04/15/14 144A @	75	75
		303
Metal Components & Products — 1.1%
Century Aluminum Co.
7.500%, 08/15/14	125	130
Earle M. Jorgensen Co.
9.750%, 06/01/12	375	405
Gerdau AmeriSteel Corp.
10.375%, 07/15/11	100	110

	Par (000)	Value (000)†

Metal Components & Products — (continued)
Metals USA 144A @
11.125%, 12/01/15	$100	$110
Novelis, Inc. 144A @
7.250%, 02/15/15	225	216
		971
Metals & Mining — 0.7%
Arch Western Finance LLC
6.750%, 07/01/13	150	149
Gibraltar Industries, Inc. 144A @
8.000%, 12/01/15	325	328
Neenah Corp. 144A @^
11.000%, 09/30/10	125	139
		616
Office Equipment & Services — 0.2%
IKON Office Solutions, Inc. 144A@
7.750%, 09/15/15	175	181
Office Property — 0.2%
Saul Centers, Inc.
7.500%, 03/01/14	150	154
Oil & Gas — 7.6%
AmeriGas Partners L.P. 144A @
7.250%, 05/20/15	375	375
ANR Pipeline Co.
8.875%, 03/15/10	50	53
Atlas Pipeline Partners
8.125%, 12/15/15	100	104
Chaparral Energy Inc. 144A @
8.500%, 12/01/15	275	286
Chesapeake Energy Corp.
7.000%, 08/15/14	125	128
6.375%, 06/15/15	225	221
6.625%, 01/15/16	350	349
6.500%, 08/15/17	25	25
6.500%, 08/15/17 144A @	100	99
Colorado Interstate Gas
5.950%, 03/15/15	75	72
6.800%, 11/15/15 144A @	375	382
Compton Petroleum Corp. 144A @
7.500%, 04/01/13	200	207
7.625%, 12/01/13	225	225
7.500%, 12/15/15	75	78
Dynegy Roseton/Danskammer LLC 144A @
7.270%, 11/08/10	175	177
Encore Acquisition Co. 144A @
7.250%, 12/01/17	200	201
Ferrellgas Partners LP
8.750%, 06/15/12	225	228
Forest Oil Corp.
8.000%, 12/15/11	100	108
Grant Prideco, Inc.
6.125%, 08/15/15	75	73
Hanover Compressor Co.
7.500%, 04/15/13	200	200
9.000%, 06/01/14	75	81
Hanover Equipment Trust
8.750%, 09/01/11	200	209
James River Coal Co.
9.375%, 06/01/12	200	209

	Par (000)	Value (000)†

Oil & Gas — (continued)
Magnum Hunter Resources, Inc.
9.600%, 03/15/12	$32	$34
Plains Exploration & Production Co.
8.750%, 07/01/12	125	133
Pride International, Inc.
7.375%, 07/15/14	100	105
Range Resources Corp.
7.375%, 07/15/13	25	26
6.375%, 03/15/15 144A @	200	197
Southern Natural Gas Co.
8.875%, 03/15/10	300	319
Stone Energy Corp.
8.250%, 12/15/11	250	251
Swift Energy Co.
7.625%, 07/15/11	125	126
9.375%, 05/01/12	50	53
Universal Compression, Inc.
7.250%, 05/15/10	200	203
Whiting Petroleum Corp.
7.250%, 05/01/13	150	150
7.000%, 02/01/14	275	272
Williams Cos., Inc.
8.125%, 03/15/12	225	241
7.625%, 07/15/19	50	53
7.500%, 01/15/31	150	156
7.750%, 06/15/31	100	106
		6,515
Paper & Related Products — 1.3%
Boise Cascade LLC 144A @
7.125%, 10/15/14	325	313
MDP Acquisitions Plc
9.625%, 10/01/12	350	370
Newpage Corp.
10.000%, 05/01/12 144A @	25	26
10.930%, 05/01/12 144A @	150	159
12.000%, 05/01/13 144A @	125	130
Norske Skog Canada Ltd
7.375%, 03/01/14	150	142
		1,140
Pharmaceuticals — 0.9%
AmerisourceBergen Corp. 144A @
5.625%, 09/15/12	150	147
Jean Coutu Group, Inc. 144A @
7.625%, 08/01/12	250	243
Mylan Laboratories, Inc. 144A @
5.750%, 08/15/10	175	173
Omnicare, Inc.
6.750%, 12/15/13	100	100
6.875%, 12/15/15	125	125
		788
Photography Equipment & Supplies — 0.5%
Eastman Kodak Co.
7.250%, 11/15/13	475	461
Printing & Publishing — 2.2%
Affinity Group, Inc.
9.000%, 02/15/12	125	126
American Achievement Corp.
8.250%, 04/01/12	275	281

	Par (000)	Value (000)†

Printing & Publishing — (continued)
Dex Media East LLC
9.875%, 11/15/09	$75	$80
12.125%, 11/15/12	292	334
Dex Media Finance/West
8.500%, 08/15/10	25	26
9.875%, 08/15/13	225	249
Houghton Mifflin Co.
8.250%, 02/01/11	225	233
Morris Publishing
7.000%, 08/01/13	275	259
Nebraska Book Co., Inc.
8.625%, 03/15/12	275	253
		1,841
Restaurants — 0.7%
Landry’s Restaurants, Inc.
7.500%, 12/15/14	175	169
O’Charley’s, Inc.
9.000%, 11/01/13	200	204
The Restaurant Company
10.000%, 10/01/13	225	215
		588
Retail — 2.3%
Amazon.com, Inc.
4.750%, 02/01/09	325	309
Amerigas Part/Eagle Fin
7.125%, 05/20/16	275	273
Dollar Financial Group, Inc. 144A @
9.750%, 11/15/11	175	184
GSC Holdings Corp. 144A @
8.000%, 10/01/12	675	670
Pathmark Stores, Inc.
8.750%, 02/01/12	150	145
Real Mex Restaurants Inc.
10.250%, 04/01/10	125	135
The Pantry, Inc.
7.750%, 02/15/14	200	204
		1,920
Services - Commercial — 1.6%
Brand Intermediate Holdings, Inc. 144A @^
13.000%, 10/15/13	181	186
Brickman Group Ltd.
11.750%, 12/15/09	150	163
Digicel Limited 144A @
9.250%, 09/01/12	200	211
Interface, Inc.
10.375%, 02/01/10	350	383
9.500%, 02/01/14	25	26
Mac-Gray Corp. 144A @
7.625%, 08/15/15	200	204
Mail-Well, Inc.
9.625%, 03/15/12	150	161
		1,334
Special Purpose Entity — 1.7%
AAC Group Holding Corp 144A @
12.185%, 10/01/12	150	116
Canwest Media Inc. 144A @
8.000%, 09/15/12	312	320

	Par (000)	Value (000)†

Special Purpose Entity — (continued)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.634%, 10/01/14	$191	$149
10.275%, 10/01/14	214	166
JSG Funding PLC, Sr. Subordinated
7.750%, 04/01/15	200	188
Stripes Acq/Susser Financial 144A @
10.625%, 12/15/13	175	184
Universal City Florida Holding Co.
11.750%, 04/01/10	300	331
		1,454
Telecommunications — 9.7%
ACC Escrow Corp.
10.000%, 08/01/11	25	27
Allbritton Communications Company
7.750%, 12/15/12	425	427
American Tower Corp.
7.250%, 12/01/11	50	52
7.500%, 05/01/12 144A @	25	26
3.000%, 08/15/12	100	157
7.125%, 10/15/12	200	208
Canadian Satellite Radio
10.000%, 01/01/13 144A @	50	52
10.125%, 06/15/13	100	109
8.125%, 02/01/14	25	25
12.750%, 02/15/14 144A @	125	127
DirecTV Holdings
8.375%, 03/15/13	50	53
6.375%, 06/15/15 144A @	350	346
Dobson Cellular Systems
9.875%, 11/01/12	150	164
Dobson Communications Corp.
8.875%, 10/01/13	225	226
Eircom Funding
8.250%, 08/15/13	250	269
Horizon PCS, Inc. 144A @
11.375%, 07/15/12	100	114
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/01/09	100	103
Intelsat Bermuda Ltd 144A@
9.614%, 01/15/12	350	356
IPCS, Inc.
11.500%, 05/01/12	125	143
Iwo Escrow Co. 144A @
9.424%, 01/15/15	100	75
Nextel Communications, Inc.
6.875%, 10/31/13	425	439
7.375%, 08/01/15	125	131
Nextel Partners, Inc.
8.125%, 07/01/11	200	212
Panamsat Corp. 144A @
9.000%, 08/15/14	262	276
PanAmSat Holding Corp.
9.907%, 11/01/14	75	54
Qwest Corp.
7.875%, 09/01/11	250	267
8.875%, 03/15/12	125	140
8.160%, 06/15/13	225	248
Rogers Cable, Inc. 144A @
6.750%, 03/15/15	225	230

	Par (000)	Value (000)†

Telecommunications — (continued)
Rogers Wireless Communications, Inc.
9.625%, 05/01/11	$250	$287
8.000%, 12/15/12 144A @	825	876
7.500%, 03/15/15 144A @	100	107
Rural Cellular Corp.
9.875%, 02/01/10	125	133
4.534%, 11/01/12 144A @	75	78
Sirus Satellite Radio
9.625%, 08/01/13	225	219
Shaw Communications Inc.
8.250%, 04/11/10	50	53
Syniverse Technologies Inc. 144A @
7.750%, 08/15/13	200	200
Ubiquitel Operating Co. 144A @
9.875%, 03/01/11	200	219
US LEC Corp.
12.716%, 10/01/09	300	324
US Unwired, Inc.
10.000%, 06/15/12	250	280
Wind Acquisition Fin SA
10.750%, 12/01/15	325	351
Zeus Special Sub Lmtd. 144A @
10.276%, 02/01/15	100	69
		8,252
Textiles & Apparel — 1.0%
Invista 144A @
9.250%, 05/01/12	600	642
Tandus Group
9.750%, 02/15/10	250	236
		878
Tobacco — 0.3%
RJ Reynolds Tobacco Hold
6.500%, 07/15/10	275	277
Transportation & Related Services — 0.6%
CHC Helicopter Corp.
7.375%, 05/01/14	150	153
Petroleum Helicopters, Inc.
9.375%, 05/01/09	150	157
TFM SA DE CV 144A @
9.375%, 05/01/12	100	110
Worldspan Lp/Ws Fin Corp. 144A @
10.999%, 02/15/11	150	130
		550
Waste Management — 1.5%
Allied Waste North America, Inc.
8.875%, 04/01/08	200	210
8.500%, 12/01/08	175	184
9.250%, 09/01/12	100	108
7.875%, 04/15/13	175	182
Casella Waste Systems, Inc.
9.750%, 02/01/13	400	428
IMCO Recycling Escrow, Inc. 144A @
9.000%, 11/15/14	175	183
		1,295
TOTAL CORPORATE BONDS
(Cost $80,057)		80,888

	Number of	Value
	Shares	(000)†

COMMON STOCKS — 1.4%
Oil & Gas — 0.2%
PNM Resources Inc.	21	$1
Williams Cos., Inc.	8,000	171
		172
Retail — 0.0%
Pathmark Stores, Inc.*^	1,532	16
Telecommunications — 1.0%
Loral Space & Communications Ltd.*	6,121	175
Nextel Partners, Inc.*	8,000	227
Orbimage, Inc.*^	3,277	49
Rogers Wireless Communications, Inc. Class B ADR	5,350	204
Telus Corp. ADR	5,575	216
		871
Waste Management — 0.2%
Synagro Technologies, Inc.	24,100	120

TOTAL COMMON STOCKS
(Cost $1,231)		1,179

PREFERRED STOCKS — 1.1%
Broadcast/Media — 0.2%
Paxson Communications Corp. 144A @	15	1
Spanish Broadcasting System^	178	192
		193
Energy Resources & Services — 0.7%
Lucent Technologies Capital Trust	425	426
NRG Energy, Inc.	175	219
		645
Telecommunications — 0.1%
Loral Skynet Corp.*^	386	77
Pegasus Satellite Communications, Inc. 144A @*^	296	3
		80
Textiles & Apparel — 0.1%
Anvil Holdings, Inc. 144A @*^	13,020	49

TOTAL PREFERRED STOCKS
(Cost $1,325)		967

WARRANTS — 0.0%
ASAT Finance 144A @*^	100	—
IPCS, Inc.*^	300	—
KMC Telecom Holdings, Inc. 144A @*^	200	—
MDP Acquisitions Plc*^	100	2
Mikohn Gaming Corp. 144A @*^	300	2
Orbimage, Inc.*^	612	2
Pathmark Stores, Inc. 144A @*^	2,350	1
SW Acquisition 144A @*^	1	—
TravelCenters of America, Inc.*^	1,800	2
TravelCenters of America, Inc.*^	500	1
UbiquiTel, Inc. 144A @*^	900	—

TOTAL WARRANTS
(Cost $102)		10

SHORT-TERM INVESTMENTS — 2.6%
T. Rowe Price Reserve Investment Fund
(Cost $2,195)	2,195	2,195

TOTAL INVESTMENTS — 100.0%
(Cost $84,910)(a)		$85,239

† See Security Valuation Note.

* Non-Income Producing Security.

ADR - American Depository Receipt.

+ Effective Yield.

^ Illiquid security.

+++ Default security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2006, the cost for Federal income tax purposes was $84,923,630. Net unrealized appreciation was $315,388. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,981,594 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,666,206.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2006 (Unaudited)

FLEXIBLY MANAGED FUND

	Number	Value
	of Shares	(000)†
COMMON STOCKS — 53.5%
Aerospace & Defense — 0.0%
Lockheed Martin Corp.	6,900	$518

Agricultural Products — 0.7%
Potash Corp. of Saskatchewan, Inc.#	111,000	9,778

Banking — 0.3%
Royal Bank of Scotland Group Plc ADR	115,000	3,742

Broadcast/Media — 2.6%
Comcast Corp.*#	290,000	7,586
Liberty Media Corp.*	1,034,000	8,489
Meredith Corp.#	107,000	5,970
Time Warner, Inc.#	805,000	13,516
		35,561
Chemicals — 2.1%
Du Pont (E.I.) De Nemours and Co.	421,000	17,771
Innospec, Inc.	453,000	11,610
		29,381
Computer - Network Products & Services — 1.1%
Intel Corp.#	803,000	15,538

Computer Services & Software — 3.1%
First Data Corp.	351,700	16,467
Microsoft Corp.	948,000	25,795
		42,262
Computers & Office Equipment — 0.4%
Hewlett-Packard Co.#	176,000	5,791

Consumer Products — 2.3%
Altria Group, Inc.	144,000	10,204
Fortune Brands, Inc.	62,000	4,999
Hasbro, Inc.	234,000	4,937
Newell Rubbermaid, Inc.	420,000	10,580
		30,720
Diversified Operations — 3.4%
General Electric Co.	607,000	21,111
Honeywell International, Inc.	402,000	17,194
Tyco International Ltd.#	311,646	8,377
		46,682
Energy Resources & Services — 3.0%
Duke Energy Corp.#	319,000	9,299
Entergy Corp.#	152,000	10,479
Exelon Corp.	63,000	3,333
FirstEnergy Corp.	200,065	9,783
NiSource, Inc.	181,000	3,660
Pinnacle West Capital Corp.	45,000	1,759
Unisource Energy Corp.	98,700	3,010
		41,323
Finance — 2.8%
Ameriprise Financial, Inc.	230,000	10,364
Charles Schwab Corp.	567,000	9,758
JPMorgan Chase & Co.	289,000	12,034
Prudential Financial, Inc.	83,000	6,292
		38,448
Food & Beverages — 2.5%
Anheuser-Busch Companies, Inc.	133,000	5,688
Coca-Cola Co.	404,000	16,916
General Mills, Inc.	221,000	11,200
		33,804

	Number	Value
	of Shares	(000)†

Insurance — 7.3%
Allstate Corp.	164,000	$8,546
American International Group, Inc.#	217,000	14,342
Assurant, Inc.	190,000	9,357
Genworth Financial, Inc.	410,000	13,706
Hartford Financial Services Group, Inc.	101,400	8,168
Marsh & McLennan Cos., Inc.#	936,000	27,481
SAFECO Corp.	88,500	4,444
White Mountains Insurance Group Ltd.	9,000	5,350
XL Capital Ltd.	123,000	7,886
		99,280
Manufacturing — 0.3%
Chemtura Corp.	323,541	3,811

Medical Services & Equipment — 1.4%
Baxter International, Inc.	198,417	7,700
Cardinal Health, Inc.#	157,000	11,700
		19,400
Medical Supplies & Equipment — 1.1%
Boston Scientific Corp.*#	667,000	15,374

Metal Components & Products — 1.0%
Alcoa, Inc.#	248,000	7,579
Nucor Corp.#	60,000	6,287
		13,866
Metals & Mining — 2.8%
Newmont Mining Corp.#	332,200	17,238
Teck Cominco Ltd.	328,184	21,115
		38,353
Oil & Gas — 2.1%
Baker Hughes, Inc.	134,000	9,165
Chevron Corp.#	71,880	4,167
Murphy Oil Corp.#	179,000	8,918
Royal Dutch Shell Plc	103,000	6,413
		28,663
Paper & Related Products — 1.4%
Bowater, Inc.#	124,200	3,674
International Paper Co.	427,000	14,761
		18,435
Pharmaceuticals — 4.1%
AmerisourceBergen Corp.	348,618	16,828
Merck & Co., Inc.	369,000	13,000
Pfizer, Inc.	453,000	11,289
Wyeth	295,000	14,313
		55,430
Printing & Publishing — 1.0%
New York Times Co.#	309,000	7,821
Washington Post Co., Class B	7,100	5,515
		13,336
Retail — 1.5%
CVS Corp.	238,000	7,109
Home Depot, Inc.#	157,000	6,641
RadioShack Corp.	330,000	6,346
		20,096
Services - Commercial — 0.3%
ServiceMaster Co.	364,100	4,777

Telecommunications — 3.0%
AT&T, Inc.#	223,000	6,030
Bellsouth Corp.	203,000	7,034

	Number	Value
	of Shares	(000)†

Telecommunications — (continued)
Sprint Nextel Corp.#	366,000	$9,457
Telus Corp. Non Voting Shs	19,900	770
Telus Corp.	75,000	2,943
Verizon Communications, Inc.	431,000	14,680
		40,914
Transportation & Related Services — 1.2%
Burlington Northern Santa Fe Corp.	91,000	7,583
Ryder Systems, Inc.	189,000	8,464
		16,047
Waste Management — 0.7%
Waste Management, Inc.	259,000	9,143

TOTAL COMMON STOCKS (Cost $558,872)		730,473

	Par
	(000)
CORPORATE BONDS — 12.9%
Advertising — 0.3%
Lamar Advertising Co.
2.875%, 12/31/10	$3,400	3,931

Apartments — 0.2%
United Domestic Realty
4.000%, 12/15/35 144A @	2,762	2,973

Broadcast/Media — 2.2%
Liberty Media Corp.
0.750%, 03/30/23	15,685	11,725
3.250%, 03/15/31	14,700	15,380
Time Warner Telecom, Inc.
2.375%, 04/21/26	782	896
XM Satellite Radio Holdings, Inc.
12.000%, 06/15/10	675	753
XM Satellite Radio, Inc.
14.000%, 12/31/09	1,415	1,518
		30,272
Computer - Internet Services & Software — 0.9%
Juniper Networks, Inc.
(2.114%), 06/15/08 +	6,536	7,026
Red Hat, Inc.
0.500%, 01/15/24 144A @	1,300	1,563
0.500%, 01/15/24	3,105	3,734
		12,323
Computer - Network Products & Services — 0.4%
Intel Corp. 144A @ #
2.950%, 12/15/35	7,141	6,123

Medical Services & Equipment — 0.4%
Amgen, Inc. 144A @
0.375%, 02/01/13	5,863	5,922

Diversified Operations — 0.4%
Fisher Scientific International, Inc.
3.250%, 03/01/24	489	525
Tyco International Ltd.
3.125%, 01/15/23	3,503	4,475
		5,000

	Par	Value
	(000)	(000)†

Finance — 0.5%
General Motors Acceptance Corp.#
6.750%, 12/01/14	$7,000	$6,301

Food & Beverages — 0.7%
General Mills, Inc.
1.9474%, 10/28/22	13,400	9,296

Healthcare — 0.3%
LifePoint Hospitals, Inc.
3.250%, 08/15/25	5,003	4,253

Insurance — 0.4%
American International Group, Inc.
1.6119%, 11/09/31	1,721	1,172
USF&G Corp.
10.0488%, 03/03/09	4,784	4,210
		5,382
Oil & Gas — 0.9%
Schlumberger Ltd.
1.500%, 06/01/23	2,934	5,164
2.125%, 06/01/23	4,326	7,062
		12,226
Paper & Related Products — 0.9%
International Paper Co.#
3.9737%, 06/20/21	22,084	12,478

Pharmaceuticals — 2.5%
King Pharmaceuticals, Inc.
2.750%, 11/15/21	3,900	3,832
Roche Holdings, Inc.
4.6430%, 07/25/21 144A @	32,550	26,099
Valeant Pharmaceuticals International
4.000%, 11/15/13	4,640	3,967
		33,898
Telecommunications — 1.9%
Crown Castle International Corp.
4.000%, 07/15/10	3,000	8,003
Lucent Technologies, Inc.#
2.750%, 06/15/23	2,700	2,865
2.750%, 06/15/25	3,667	4,066
8.000%, 08/01/31	10,200	10,289
		25,223

TOTAL CORPORATE BONDS (Cost $161,120)		175,601

	Number
	of Shares
PREFERRED STOCKS — 7.3%
Automobiles & Related — 2.5%
Ford Motor Co. Capital Trust II	232,000	6,972
General Motors Corp. Conv. A	145,000	2,355
General Motors Corp. Conv. B#	1,074,700	24,944
		34,271
Chemicals — 0.2%
Hercules, Inc.	4,083	3,267

Consumer Products — 1.0%
Newell Financial Trust I 5.250%	299,300	12,832

	Number	Value
	of Shares	(000)†

Containers — 0.4%
Owens-Illinois, Inc.	133,100	$4,605

Energy Resources & Services — 0.5%
Entergy Gulf States, Inc.	2,281	115
NRG Energy, Inc.	5,600	7,014
		7,129
Finance — 0.4%
E*TRADE Financial Corp	168,000	5,821

Financial Services — 0.4%
Affiliated Managers Group, Inc. 144A @*	116,000	5,889

Insurance — 1.5%
Aspen Insurance Holdings, Ltd.	94,900	4,830
Fortis Insurance NV 144A @	1,600	2,109
Genworth Financial, Inc.	156,000	5,719
Travelers Property Casualty Corp.	322,000	7,725
		20,383
Pharmaceuticals — 0.2%
Schering-Plough Corp.	47,900	2,432

Telecommunications — 0.2%
IPC Holdings Ltd.	111,000	3,053

TOTAL PREFERRED STOCKS (Cost $94,857)		99,682

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Paper & Related Products — 0.3%
Potlatch Holding corp. (Cost $1,914)	86,800	3,719

SHORT-TERM INVESTMENTS — 10.9%
T. Rowe Price Reserve Investment Fund (Cost $148,299)	148,299,424	148,299

	Par
	(000)
SECURITIES LENDING COLLATERAL — 15.1%
Banco Santander Floating Rate Certificate of Deposit
4.6950%, 04/13/06	$7,747	7,747
Bank of Montreal Time Deposit
4.8300%, 04/03/06	3,993	3,993
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	12,582	12,582
Barclays Bank Time Deposit
4.8500%, 04/03/06	6,863	6,863
Greenwich Capital Financial
4.7880%, 04/03/06	6,276	6,276
Institutional Money Market Trust
4.7970%, 04/03/06	113,254	113,254
Morgan Stanley Floating Rate Note
4.9350%, 04/03/06	29,542	29,542
Regions Bank Time Deposit
4.8300%, 04/03/06	19,489	19,489
Sedna Financial Floating Rate Note
4.7880%, 04/25/06	6,262	6,262

TOTAL SECURITIES LENDING COLLATERAL (Cost $206,008)		206,008

Value
(000)†

TOTAL INVESTMENTS — 100.0% (Cost $1,171,070)(a)	$1,363,782

† See Security Valuation Note.

* Non-Income Producing Security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

+ Effective Yield

@  Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”.  Unless otherwise indicated, the security is considered liquid.

(a) At March 31, 2006, the cost for Federal income tax purposes was $1,171,683,833.  Net unrealized appreciation was $192,097,875.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $221,768,553 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $29,670,678.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

GROWTH STOCK FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 86.9%
Aerospace & Defense — 0.5%
General Dynamics Corp.	9,400	$601

Agricultural Products — 0.7%
Monsanto Co.	9,700	822

Banking — 2.4%
Anglo Irish Bank Corp.	58,200	958
Erste Bank der oesterreichischen Sparkassen AG	8,600	506
Northern Trust Corp.	18,400	966
UniCredito Italiano	77,600	560
		2,990
Broadcast/Media — 3.4%
Discovery Holding Co.*	19,730	296
Grupo Televisa S.A. ADR	26,500	527
Harman International Industries, Inc.	7,400	822
Liberty Media Corp.*	148,600	1,220
Time Warner, Inc.	27,200	457
Univision Communications, Inc.*#	24,500	845
		4,167
Building & Real Estate — 0.6%
Lennar Corp.	11,800	712

Computer - Internet Services & Software — 2.7%
eBay, Inc.*	11,900	465
Google, Inc.*	3,300	1,287
Juniper Networks, Inc.*	30,200	577
Yahoo!, Inc.*	33,700	1,087
		3,416
Computer - Network Products & Services — 0.8%
Cisco Systems, Inc.*	21,400	464
International Game Technology, Inc.	15,800	556
		1,020
Computer Services & Software — 6.8%
Affiliated Computer Services, Inc.*	6,200	370
Automatic Data Processing, Inc.	27,700	1,265
EMC Corp.*	84,700	1,155
First Data Corp.	16,200	759
Intuit Inc.*	11,100	590
Microsoft Corp.	126,500	3,442
Oracle Corp.*	62,400	854
		8,435
Computers & Office Equipment — 1.4%
Dell, Inc.*	58,700	1,747

Consumer Products — 1.6%
Cendant Corp.	35,100	609
NIKE, Inc.#	10,500	894
Reckitt Benckiser Plc	15,100	530
		2,033
Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	17,412	1,003

Diversified Operations — 3.6%
General Electric Co.	128,300	4,462

Electronic Components & Semiconductors — 5.5%
Analog Devices, Inc.	29,000	1,110
Applied Materials, Inc.	24,700	432
Garmin Ltd.#	8,600	683

	Number of	Value
	Shares	(000)†

Electronic Components & Semiconductors — (Continued)
Intel Corp.#	35,600	$689
Marvell Technology Group, Ltd.*	17,300	936
Maxim Integrated Products, Inc.	28,000	1,040
Samsung Electronics Co.	1,000	646
Texas Instruments, Inc.#	13,600	442
Xilinx, Inc.	31,600	805
		6,783
Entertainment & Leisure — 1.7%
Carnival Corp.#	24,000	1,137
Viacom, Inc., Class B*	23,700	919
		2,056
Finance — 12.2%
American Express Co.	34,700	1,823
Charles Schwab Corp.	53,000	912
Citigroup, Inc.	44,000	2,078
Countrywide Financial Corp.#	20,800	763
E*TRADE Financial Corp.*	20,800	561
Franklin Resources, Inc.	5,600	528
Goldman Sachs Group, Inc.	4,200	659
Legg Mason, Inc.	5,400	677
Merrill Lynch & Co., Inc.#	14,000	1,103
Prudential Financial, Inc.#	6,700	508
SLM Corp.	28,700	1,491
State Street Corp.#	20,700	1,251
TD Ameritrade Holding Corp.	16,000	334
UBS AG	23,000	2,528
		15,216
Food & Beverages — 1.1%
PepsiCo, Inc.	13,700	792
Sysco Corp.	19,000	609
		1,401
Healthcare — 3.0%
Humana, Inc.*	16,400	864
UnitedHealth Group, Inc.	51,400	2,871
		3,735
Hotels & Gaming — 0.9%
MGM Mirage, Inc.*	7,600	327
Wynn Resorts, Ltd.*#	11,000	846
		1,173
Insurance — 3.4%
American International Group, Inc.#	29,900	1,976
Hartford Financial Services Group, Inc.	8,700	701
Marsh & McLennan Cos., Inc.#	20,400	599
WellPoint, Inc.*	12,400	960
		4,236
Machinery & Heavy Equipment — 2.2%
Danaher Corp.	31,400	1,996
Deere & Co.#	9,100	719
		2,715
Medical Services & Equipment — 4.8%
Alcon, Inc.	4,000	417
Amgen, Inc.*	22,800	1,659
Medtronic, Inc.	24,400	1,238
Quest Diagnostics, Inc.	20,000	1,026
St. Jude Medical, Inc.*	11,900	488
Stryker Corp.	8,300	368
Zimmer Holdings, Inc.*	11,500	777
		5,973

	Number of	Value
	Shares	(000)†

Medical Supplies & Equipment — 0.3%
Sepracor, Inc.*	7,200	$351

Metals & Mining — 1.1%
Broken Hill Proprietry Ltd. ADR	13,800	550
BHP Billiton, Ltd.	38,000	756
		1,306
Oil & Gas — 4.8%
Baker Hughes, Inc.	14,900	1,019
Exxon Mobil Corp.	17,400	1,059
Murphy Oil Corp.#	14,500	723
Schlumberger Ltd.	14,900	1,886
Total SA	5,000	1,318
		6,005
Pharmaceuticals — 5.7%
Caremark Rx, Inc.*	32,100	1,579
Genentech, Inc.*	8,900	752
Gilead Sciences, Inc.*	12,500	778
Johnson & Johnson	11,400	675
Novartis AG	24,800	1,376
Pfizer, Inc.	27,500	685
Roche Holding AG	5,200	773
Wyeth	10,300	500
		7,118
Retail — 7.3%
Best Buy Co., Inc.	7,650	428
Home Depot, Inc.#	34,800	1,472
Inditex S.A.	7,200	278
Kohl’s Corp.*	31,800	1,686
PETsMART, Inc.	31,000	872
Target Corp.	14,400	749
Walgreen Co.	17,500	755
Wal-Mart de Mexico SA de CV ADR	8,800	235
Wal-Mart Stores, Inc.#	54,100	2,556
		9,031
Services - Commercial — 1.4%
Accenture Ltd.	59,200	1,780

Telecommunications — 5.6%
AMDOCS Ltd.*	24,700	891
America Movil S.A. de C.V. ADR Series L	29,500	1,011
Corning, Inc.*	39,100	1,052
Crown Castle International Corp.*	31,400	890
Nokia, Oyj	47,200	976
Qualcomm, Inc.#	9,400	476
Rogers Wireless Communications, Inc.	16,600	633
Telefonaktiebolaget LM ERicsson, Class B	90,000	340
Telus Corp.	11,100	430
Telus Corp.	7,200	282
		6,981
Transportation & Related Services — 0.6%
Southwest Airlines Co.	39,200	705

TOTAL COMMON STOCKS (Cost $93,708)		107,973

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Hotels & Gaming — 0.2%
Las Vegas Sands Corp.* (Cost $236)	4,700	266

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 2.7%
BlackRock Provident Institutional Funds - TempCash	752,397	$752
BlackRock Provident Institutional Funds - TempFund	752,397	753
T. Rowe Price Reserve Investment Fund	1,870,958	1,871

TOTAL SHORT-TERM INVESTMENTS (Cost $3,376)		3,376

	Par
	(000)
SECURITIES LENDING COLLATERAL — 10.2%
Bank of Montreal Time Deposit
4.8300%, 04/03/06	$249	249
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	784	784
Barclays Bank Time Deposit
4.8500%, 04/03/06	428	428
Institutional Money Market Trust
4.7970%, 04/03/06	6,349	6,349
Morgan Stanley Floating Rate Note
4.9350%, 04/03/06	2,927	2,927
Regions Bank Time Deposit
4.8300%, 04/03/06	1,256	1,256
Sedna Financial Floating Rate Note
4.7800%, 04/25/06	717	717

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,709)		12,710

TOTAL INVESTMENTS — 100.0% (Cost $110,029)		$124,325

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2006, the cost for Federal income tax purposes was $110,135,881. Net unrealized appreciation was $14,188,810. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $15,973,726 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,784,916.

COMMON STOCKS	% of Market
COUNTRY DIVERSIFICATION	Value
United States	87.5%	$94,527
Switzerland	4.3%	4,677
France	1.2%	1,318
Finland	0.9%	976
Ireland	0.9%	958
Bermuda	0.9%	936
Australia	0.7%	756
Cayman Islands	0.6%	683
Korea	0.6%	646
Italy	0.5%	560
United Kingdom	0.5%	530
Austria	0.5%	506
Sweden	0.3%	340
Canada	0.3%	282
Spain	0.3%	278
	100.0%	$107,973

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2006 (Unaudited)

LARGE CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 79.4%
Aerospace & Defense — 2.7%
Boeing Co.	11,200	$873
General Dynamics Corp.	29,400	1,881
Lockheed Martin Corp.	6,100	458
Northrop Grumman Corp.	14,500	990
Raytheon Co.	69,700	3,195
		7,397
Agricultural Products — 0.8%
Monsanto Co.	26,400	2,237

Automobiles & Related — 0.4%
Harley-Davidson, Inc.#	400	21
Honda Motor Co., Ltd. - ADR	37,600	1,164
		1,185
Banking — 3.5%
Bank of America Corp.	73,540	3,349
Bank of New York Co., Inc.	111,880	4,032
Marshall & Ilsley Corp.	18,600	811
PNC Financial Services Group, Inc.	16,200	1,090
SunTrust Banks, Inc.	3,000	218
		9,500
Broadcast/Media — 1.0%
Comcast Corp.*#	104,100	2,719

Chemicals — 1.2%
Pall Corp.#	29,000	905
Praxair, Inc.	44,900	2,476
		3,381
Computer - Network Products & Services — 0.5%
Sun Microsystems, Inc.*#	286,500	1,470

Computer Services & Software — 3.8%
Automatic Data Processing, Inc.	86,197	3,938
Electronic Data Systems Corp.	67,469	1,810
Microsoft Corp.	165,900	4,514
		10,262
Computers & Office Equipment — 1.1%
Hewlett-Packard Co.#	96,200	3,165

Consumer Products — 0.8%
Clorox Co.#	35,000	2,095

Cosmetics & Toiletries — 3.8%
Kimberly-Clark Corp.	49,500	2,861
Procter & Gamble Co.	129,163	7,442
		10,303
Diversified Operations — 2.3%
Eaton Corp.	15,400	1,124
General Electric Co.	113,500	3,948
Honeywell International, Inc.	30,450	1,302
		6,374
Energy Resources & Services — 3.4%
Ameren Corp.	10,800	538
Dominion Resources, Inc.	7,900	545
Emerson Electric Co.	57,800	4,834
Exelon Corp.	5,000	265
PG&E Corp.	43,700	1,700
PPL Corp.	1,500	44
Southern Co.	38,800	1,271
		9,197

	Number of	Value
	Shares	(000)†

Finance — 4.5%
Citigroup, Inc.	75,100	$3,547
Federal National Mortgage Association	20,000	1,028
Freddie Mac	16,400	1,000
JPMorgan Chase & Co.#	104,600	4,356
Mitsubishi UFJ Financial Group, Inc.-ADR	95,200	1,448
Morgan Stanley#	16,300	1,024
		12,403
Food & Beverages — 6.3%
Campbell Soup Co.	103,800	3,363
Coca-Cola Co.	40,900	1,713
Coca-Cola Enterprises, Inc.	18,400	374
Diageo Plc ADR	51,602	3,273
General Mills, Inc.	12,400	628
Kraft Foods, Inc.#	160,100	4,853
PepsiCo, Inc.	51,700	2,988
		17,192
Instruments - Controls — 1.3%
Parker Hannifin Corp.	43,400	3,498

Insurance — 3.3%
ACE Ltd.	27,100	1,409
AFLAC, Inc.	50,271	2,269
American International Group, Inc.#	44,710	2,955
Hartford Financial Services Group, Inc.	8,300	669
XL Capital Ltd.#	25,500	1,635
		8,937
Machinery & Heavy Equipment — 2.0%
Caterpillar, Inc.	45,900	3,296
Deere & Co.#	24,000	1,897
Dover Corp.	4,049	197
		5,390
Medical Products — 0.2%
AstraZeneca PLC-ADR	12,800	643

Medical Services & Equipment — 2.0%
Baxter International, Inc.	86,094	3,341
Medtronic, Inc.	40,770	2,069
		5,410
Medical Supplies & Equipment — 1.0%
Boston Scientific Corp.*#	57,000	1,314
Sanofi-Aventis ADR#	27,900	1,324
		2,638
Metals & Mining — 2.7%
Barrick Gold Corp.	105,500	2,874
Newmont Mining Corp.#	87,100	4,520
		7,394
Oil & Gas — 7.1%
Baker Hughes, Inc.	32,700	2,237
El Paso Energy Corp.	113,300	1,365
Exxon Mobil Corp.	173,000	10,529
Schlumberger Ltd.	41,700	5,278
		19,409
Paper & Related Products — 1.6%
International Paper Co.#	129,200	4,466

	Number of	Value
	Shares	(000)†

Pharmaceuticals — 10.7%
Abbott Laboratories	5,200	$221
Eli Lilly & Co.#	11,100	614
GlaxoSmithKline Plc ADR	61,623	3,224
Johnson & Johnson	33,200	1,966
MedImmune, Inc.*#	43,107	1,577
Merck & Co., Inc.	40,600	1,430
Novartis AG ADR	97,600	5,411
Pfizer, Inc.	210,973	5,257
Schering-Plough Corp.	70,300	1,335
Teva Pharmaceutical Industries Ltd. ADR#	57,300	2,360
Wyeth	121,400	5,890
		29,285
Printing & Publishing — 0.6%
Tribune Co.#	58,600	1,607

Retail — 2.7%
Federated Department Stores, Inc.	4,500	329
Kroger Co.*	194,700	3,964
Safeway, Inc.#	9,200	231
Wal-Mart Stores, Inc.#	58,200	2,749
		7,273
Services - Commercial — 1.3%
Fluor Corp.	28,100	2,411
IAC/InterActiveCorp.*	39,600	1,167
		3,578
Telecommunications — 4.6%
AT&T, Inc.#	165,620	4,478
BellSouth Corp.	62,500	2,166
Motorola, Inc.	117,000	2,680
Sprint Nextel Corp.#	37,000	956
Verizon Communications, Inc.#	66,840	2,277
		12,557
Transportation & Related Services — 1.1%
Union Pacific Corp.	31,000	2,894

Waste Management — 1.1%
Waste Management, Inc.	88,272	3,116

TOTAL COMMON STOCKS (Cost $189,293)		216,975

SHORT-TERM INVESTMENTS — 2.0%
BlackRock Provident Institutional Funds - TempCash	2,079,458	2,079
BlackRock Provident Institutional Funds - TempFund	3,332,895	3,333

TOTAL SHORT-TERM INVESTMENTS (Cost $5,412)		5,412

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL — 18.6%
Banco Santander Floating Rate Certificate of Deposit
4.6950%, 04/13/06	$7,611	$7,611
Bank of Montreal Time Deposit
4.8300%, 04/03/06	659	659
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	2,079	2,079
Barclays Bank Time Deposit
4.8500%, 04/03/06	1,134	1,134
Institutional Money Market Trust
4.7970%, 04/03/06	20,872	20,872
Morgan Stanley Floating Rate Note
4.9350%, 04/03/06	10,678	10,678
Regions Bank Time Deposit
4.8300%, 04/03/06	3,869	3,869
Sedna Financial Floating Rate Note
4.7800%, 04/25/06	3,963	3,963

TOTAL SECURITIES LENDING COLLATERAL (Cost $50,865)		50,865

TOTAL INVESTMENTS — 100.0% (Cost $245,570)(a)		$273,252

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2006, the cost for Federal income tax purposes was $246,521,306. Net unrealized appreciation was $26,731,043. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $31,125,993 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $4,394,950.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)
LARGE CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 98.5%
Advertising — 1.7%
Omnicom Group, Inc.	6,000	$500

Automobiles & Related — 3.8%
Harley-Davidson, Inc.	7,700	399
Rockwell Automation, Inc.	9,800	705
		1,104
Banking — 4.4%
Fifth Third Bancorp	16,363	644
First Union Corp.	11,400	639
		1,283
Broadcast/Media — 2.2%
Harman International Industries, Inc.	5,600	622

Chemicals — 4.2%
Ecolab, Inc.	11,300	432
Praxair, Inc.	13,900	767
		1,199
Computer - Network Products & Services — 3.1%
Cisco Systems, Inc.*	22,800	494
Intel Corp.	20,800	403
		897
Computer Services & Software — 8.5%
Electronic Arts, Inc.*	15,600	854
Microsoft Corp.	28,500	775
Oracle Corp.*	59,800	819
		2,448
Computers & Office Equipment — 2.5%
Dell, Inc.*	24,700	735

Diversified Operations — 5.4%
General Electric Co.	18,400	640
Illinois Tool Works, Inc.	9,400	905
		1,545
Electronic Components & Semiconductors — 4.0%
Texas Instruments, Inc.	35,800	1,162

Finance — 8.4%
CIT Group, Inc.	14,200	760
SLM Corp.	16,900	878
State Street Corp.	12,900	780
		2,418
Food & Beverages — 2.2%
Sysco Corp.	19,700	631

Instruments - Controls — 3.3%
Johnson Controls, Inc.	12,600	957

Insurance — 4.5%
AFLAC, Inc.	15,100	681
American International Group, Inc.	9,500	628
		1,309
Machinery & Heavy Equipment — 3.1%
Dover Corp.	18,200	884

Medical Services & Equipment — 8.4%
Amgen, Inc.*	11,600	844
Medtronic, Inc.	17,100	868
St. Jude Medical, Inc.*	17,300	709
		2,421

	Number of	Value
	Shares	(000)†

Pharmaceuticals — 6.6%
Express Scripts, Inc.*	7,500	$659
Gilead Sciences, Inc.*	14,000	871
Pfizer, Inc.	15,160	378
		1,908
Restaurants — 2.4%
Starbucks Corp.*	18,500	696

Retail — 9.7%
Dollar General Corp.	23,900	422
Kohl’s Corp.*	17,500	928
The TJX Companies, Inc.	27,100	673
Walgreen Co.	17,700	763
		2,786
Services - Commercial — 2.8%
Cintas Corp.	18,800	801

Telecommunications — 4.4%
Qualcomm, Inc.	24,900	1,260

Transportation & Related Services — 2.9%
Southwest Airlines Co.	46,100	829

TOTAL COMMON STOCKS (Cost $25,437)		28,395

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Provident Institutional Funds - TempCash	214,354	214
BlackRock Provident Institutional Funds - TempFund	214,355	215

TOTAL SHORT-TERM INVESTMENTS (Cost $429)		429

TOTAL INVESTMENTS — 100.0% (Cost $25,866)(a)		$28,824

† See Security Valuation Note.

* Non-income producing security

(a) At March 31, 2006, the cost for Federal income tax purposes was $25,905,526. Net unrealized appreciation was $2,918,375. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $3,762,230 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $843,855.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

THE INDEX 500 FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 83.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc.*	8,704	$83
Monster Worldwide, Inc.*	2,556	127
Omnicom Group, Inc.	3,614	301
		511
Aerospace & Defense — 1.6%
Boeing Co.	16,182	1,261
General Dynamics Corp.	8,092	518
Lockheed Martin Corp.	7,243	544
Northrop Grumman Corp.	7,090	484
Raytheon Co.	9,019	414
Rockwell Collins, Inc.	3,483	196
United Technologies Corp.#	20,530	1,190
		4,607
Agricultural Products — 0.3%
Archer-Daniels Midland Co.	13,218	444
Monsanto Co.	5,446	462
		906
Automobiles & Related — 0.6%
AutoNation, Inc.*	3,662	79
Cooper Tire & Rubber Co.	1,239	18
Ford Motor Co.	37,689	300
General Motors Corp.#	11,433	243
Genuine Parts Co.	3,496	153
Goodrich Corp.	2,495	109
Goodyear Tire & Rubber Co.*#	3,578	52
Harley-Davidson, Inc.#	5,510	286
Navistar International Corp.*	1,247	34
PACCAR, Inc.	3,422	241
Rockwell Automation, Inc.	3,583	258
		1,773
Banking — 5.5%
AmSouth Bancorp	6,986	189
Bank of America Corp.	93,908	4,277
Bank of New York Co., Inc.	15,594	562
BB&T Corp.	10,825	424
Comerica, Inc.	3,291	191
Compass Bancshares, Inc.	2,498	127
Fifth Third Bancorp	11,233	442
First Horizon National Corp.	2,547	106
Golden West Financial Corp.#	5,177	352
Huntington Bancshares, Inc.	5,028	121
KeyCorp	8,191	301
M&T Bank Corp.	1,604	183
Marshall & Ilsley Corp.	4,243	185
Mellon Financial Corp.	8,377	298
National City Corp.#	11,067	386
North Fork Bancorp, Inc.	9,617	277
Northern Trust Corp.	3,745	197
PNC Financial Services Group, Inc.	5,908	398
Regions Financial Corp.	9,226	324
Sovereign Bancorp, Inc.	7,221	158
SunTrust Banks, Inc.	7,496	545
U.S. Bancorp	36,410	1,111
Wachovia Corp.#	32,804	1,839
Wells Fargo & Co.#	33,883	2,164
Zions Bancorp	2,110	175
		15,332

	Number of	Value
	Shares	(000)†

Broadcast/Media — 1.9%
CBS Corp Class B	15,622	$375
Clear Channel Communications, Inc.	10,449	303
Comcast Corp.*#	43,238	1,131
Gannett Co., Inc.	4,813	288
Harman International Industries, Inc.	1,327	147
McGraw-Hill Cos., Inc.	7,423	428
Meredith Corp.#	846	47
News Corp.	48,533	806
Time Warner, Inc.#	91,088	1,529
Univision Communications, Inc.*	4,520	156
		5,210
Building & Real Estate — 0.2%
D.R. Horton, Inc.	5,495	183
KB Home	1,553	101
Lennar Corp.	2,771	167
Pulte Homes, Inc.#	4,325	166
		617
Building Products & Supplies — 0.3%
American Standard Cos., Inc.	3,603	154
Centex Corp.	2,482	154
Masco Corp.	8,416	273
Vulcan Materials Co.	2,029	176
		757
Chemicals — 1.1%
Air Products & Chemicals, Inc.#	4,501	302
Dow Chemical Co.	19,559	794
Du Pont (E.I.) De Nemours and Co.	18,600	785
Eastman Chemical Co.	1,650	84
Ecolab, Inc.	3,686	141
Englehard Corp.	2,502	99
Hercules, Inc.*	2,282	32
Pall Corp.#	2,525	79
PPG Industries, Inc.	3,342	212
Praxair, Inc.	6,525	360
Rohn & Haas Co.	2,911	142
Sigma-Aldrich Corp.	1,352	89
Tronox, Inc., Class B*	473	8
		3,127
Computer - Internet Services & Software — 0.7%
eBay, Inc.*	23,321	911
Symantec Corp.*	21,093	355
Yahoo!, Inc.*	25,513	823
		2,089
Computer - Network Products & Services — 2.2%
Cisco Systems, Inc.*	124,352	2,695
Intel Corp.#	118,943	2,301
International Game Technology, Inc.	6,817	240
Network Appliance, Inc.*	7,564	273
Sun Microsystems, Inc.*	69,974	359
Symbol Technologies, Inc.	5,114	54
Versign Inc.,*	4,944	119
		6,041
Computer Services & Software — 3.8%
Adobe Systems, Inc.*	12,127	423
Affiliated Computer Services, Inc.*	2,376	142
Autodesk, Inc.*	4,666	180
Automatic Data Processing, Inc.	11,717	535
BMC Software, Inc.*	4,302	93
CA Inc.	9,224	251

	Number of	Value
	Shares	(000)†

Computer Services & Software — (Continued)
Citrix Systems, Inc.*	3,608	$137
Computer Sciences Corp.*	3,770	210
Compuware Corp.*	7,739	61
Electronic Arts, Inc.*#	6,142	336
Electronic Data Systems Corp.	10,402	279
EMC Corp.*	48,053	655
First Data Corp.	15,509	726
Intuit, Inc.*	3,577	190
Lexmark International, Inc.*	2,189	99
Microsoft Corp.	179,672	4,889
NCR Corp.*	3,679	154
Novell, Inc.*	7,873	60
Oracle Corp.*	76,187	1,043
Parametric Technology Corp.*	2,245	37
Sabre Group Holdings Corp.#	2,665	63
Unisys Corp.*	6,913	48
		10,611
Computers & Office Equipment — 2.6%
Apple Computer, Inc.*	17,219	1,080
Dell, Inc.*	47,583	1,416
Gateway, Inc.*	5,343	12
Hewlett-Packard Co.#	57,185	1,881
International Business Machines Corp.	31,688	2,613
Xerox Corp.*	18,829	286
		7,288
Consumer Products — 1.8%
Altria Group, Inc.	42,194	2,990
Brunswick Corp.	1,921	74
Cendant Corp.	20,383	354
Clorox Co.#	3,034	182
Fortune Brands, Inc.	2,958	238
Hasbro, Inc.	3,598	76
Mattel, Inc.	7,859	142
Maytag Corp.	1,626	35
Newell Rubbermaid, Inc.#	5,549	140
NIKE, Inc.#	3,826	326
Reynolds American, Inc.#	1,729	182
UST, Inc.	3,307	138
V.F. Corp.	1,781	101
Whirlpool Corp.	1,375	126
		5,104
Containers — 0.1%
Ball Corp.#	2,108	92
Bemis Co., Inc.	2,128	67
Pactiv Corp.*	2,896	71
Sealed Air Corp.	1,645	95
		325
Cosmetics & Toiletries — 1.9%
Alberto Culver Co.	1,527	67
Avon Products, Inc.	9,108	284
Colgate-Palmolive Co.	10,419	595
Eetee Lauder Companies-Class A +	2,409	89
Kimberly-Clark Corp.	9,317	539
Procter & Gamble Co.	66,499	3,832
		5,406
Diversified Operations — 4.2%
3M Co.	15,264	1,155
Ashland Inc.	1,440	102
Eaton Corp.	3,010	220

	Number of	Value
	Shares	(000)†

Diversified Operations — (Continued)
Fisher Scientific International, Inc.*	2,494	$170
General Electric Co.	210,742	7,330
Honeywell International, Inc.	16,793	718
Illinois Tool Works, Inc.	4,146	399
International Flavors & Fragrances, Inc.	1,596	55
ITT Industries, Inc.	3,734	210
Leggett & Platt, Inc.	3,687	90
Patterson Companies, Inc.*	2,803	99
Textron, Inc.	2,676	250
Tyco International Ltd.#	40,747	1,095
		11,893
Education — 0.1%
Apollo Group, Inc.*	2,842	149

Electronic Components & Semiconductors — 2.0%
Advanced Micro Devices, Inc.*	9,722	322
Agilent Technologies, Inc.*	8,668	325
Altera Corp.*	7,264	150
Analog Devices, Inc.	7,402	283
Applied Materials, Inc.	32,077	562
Applied Micro Circuits Corp.*	5,950	24
Broadcom Corp.*	8,906	384
Freescale Semiconductor, Inc., Class B*	8,297	230
Jabil Circuit, Inc.*	3,529	151
KLA-Tencor Corp.	4,034	195
Linear Technology Corp.	6,180	217
LSI Logic Corp.*#	7,919	92
Maxim Integrated Products, Inc.	6,481	241
Micron Technology, Inc.*	12,511	184
Molex, Inc.	2,880	96
National Semiconductor Corp.	6,823	190
Novellus Systems, Inc.*	2,696	65
NVIDIA Corp.*	3,460	198
PMC-Sierra, Inc.*	3,756	46
QLogic Corp.*	3,262	63
Sanmina-SCI Corp.*	10,759	44
Solectron Corp.*	18,490	74
Tektronix, Inc.	1,649	59
Teradyne, Inc.*	4,005	62
Texas Instruments, Inc.#	32,355	1,051
Xilinx, Inc.	6,970	177
		5,485
Energy Resources & Services — 2.9%
AES Corp.*	13,262	226
Allegheny Energy, Inc.*	3,299	112
Ameren Corp.	4,139	206
American Electric Power Co., Inc.	7,960	271
American Power Conversion Corp.#	3,474	80
Centerpoint Energy, Inc.	6,269	75
Cinergy Corp.	4,032	183
CMS Energy Corp.*#	4,463	58
Consolidated Edison, Inc.	4,962	216
Constellation Energy Group, Inc.#	3,608	197
Cooper Industries Ltd.	1,856	161
Dominion Resources, Inc.	7,025	485
DTE Energy Co.	3,595	144
Duke Energy Corp.	18,766	547
Dynegy Inc.*	6,091	29
Edison International	6,587	271

	Number of	Value
	Shares	(000)†

Energy Resources & Services — (Continued)
Emerson Electric Co.	8,317	$696
Entergy Corp.	4,202	290
Exelon Corp.	13,490	714
FirstEnergy Corp.#	6,668	326
FPL Group, Inc.	8,159	328
KeySpan Corp.	3,529	144
NiSource, Inc.	5,512	111
PG&E Corp.	6,981	272
Pinnacle West Capital Corp.	2,004	78
PPL Corp.#	7,687	226
Progress Energy, Inc.#	5,100	224
Public Service Enterprise Group, Inc.	5,068	325
Southern Co.	14,996	491
Teco Energy, Inc.	4,212	68
TXU Corp.	9,356	419
Xcel Energy, Inc.	8,164	148
		8,121
Entertainment & Leisure — 0.9%
Carnival Corp.#	8,778	416
Harrah’s Entertainment, Inc.	3,722	290
The Walt Disney Co.#	38,936	1,086
Viacom, Inc., Class B*	15,623	606
		2,398
Fiber Optics — 0.1%
JDS Uniphase Corp.*	33,890	141

Finance — 8.1%
Ambac Financial Group, Inc.	2,133	170
American Express Co.	25,023	1,315
Ameriprise Financial, Inc.	5,067	228
Bear Stearns Cos., Inc.#	2,413	335
Capital One Financial Corp.	6,087	490
Charles Schwab Corp.	20,862	359
CIT Group, Inc.	4,039	216
Citigroup, Inc.	100,914	4,766
Countrywide Financial Corp.#	12,191	447
E*TRADE Financial Corp.*	8,449	228
Equifax, Inc.	2,616	97
Federal National Mortgage Association	19,569	1,006
Federated Investors, Inc.	1,703	67
Franklin Resources, Inc.	3,085	291
Freddie Mac	13,970	852
Goldman Sachs Group, Inc.	8,815	1,384
H&R Block, Inc.	6,624	143
Janus Capital Group, Inc.	4,342	101
JPMorgan Chase & Co.#	70,471	2,934
Lehman Brothers Holdings, Inc.	5,467	790
MBIA, Inc.#	2,709	163
Merrill Lynch & Co., Inc.#	18,566	1,462
Moody’s Corp.#	4,918	351
Morgan Stanley	21,709	1,364
Paychex, Inc.	6,753	281
Prudential Financial, Inc.	10,007	759
SLM Corp.	8,437	438
State Street Corp.#	6,732	407
Synovus Financial Corp.	6,333	172
T. Rowe Price Group, Inc.	2,669	209
Washington Mutual, Inc.	20,047	855
		22,680

	Number of	Value
	Shares	(000)†

Food & Beverages — 2.6%
Anheuser-Busch Companies, Inc.	15,696	$671
Brown-Forman Corp.	1,681	129
Campbell Soup Co.	3,725	121
Coca-Cola Co.	41,650	1,743
Coca-Cola Enterprises, Inc.	6,134	125
ConAgra Foods, Inc.	10,498	225
Constellation Brands, Inc.*	3,986	100
Dean Foods Company*	2,743	107
General Mills, Inc.	7,201	365
Heinz (H.J.) Co.	6,773	257
Kellogg Co.	5,082	224
McCormick & Co., Inc.#	2,681	91
Molson Coors Brewing Co.	1,160	79
Pepsi Bottling Group, Inc.	2,733	83
PepsiCo, Inc.	33,496	1,936
Sara Lee Corp.	15,368	275
Sysco Corp.	12,521	401
The Hershey Co.	3,623	189
Tyson Foods, Inc.	5,094	70
Wm. Wrigley Jr., Co.	3,587	230
		7,421
Forest Products — 0.0%
Plum Creek Timber Co.	3,726	138

Healthcare — 1.2%
Coventry Health Care, Inc.*	3,241	175
HCA-The Healthcare Corp.	8,247	378
Health Management Associates, Inc.	4,865	105
Humana, Inc.*	3,305	174
IMS Health, Inc.	4,028	104
Manor Care, Inc.	1,598	71
McKesson Corp.	6,189	322
Medco Health Solutions, Inc.*	6,154	352
Tenet Healthcare Corp.*	9,508	70
UnitedHealth Group, Inc.	27,421	1,532
		3,283
Hotels & Resorts — 0.2%
Hilton Hotels Corp.	6,663	169
Marriott International, Inc.	3,279	225
Starwood Hotels & Resorts Worldwide, Inc.	4,363	296
		690
Human Resources — 0.0%
Robert Half International, Inc.	3,467	134

Instruments - Controls — 0.3%
Johnson Controls, Inc.	3,925	298
Millipore Corp.*	1,052	77
Parker Hannifin Corp.	2,420	195
PerkinElmer, Inc.	2,644	62
Thermo Electron Corp.*	3,278	122
Waters Corp.*	2,113	91
		845
Insurance — 4.3%
ACE Ltd.	6,516	339
Aetna, Inc.#	11,465	563
AFLAC, Inc.	10,072	455
Allstate Corp.	13,040	680
American International Group, Inc.	52,478	3,468
Aon Corp.	6,509	270
Chubb Corp.	4,041	386

	Number of	Value
	Shares	(000)†

Insurance — (Continued)
CIGNA Corp.	2,447	$319
Cincinnati Financial Corp.	3,520	148
Genworth Financial, Inc.	7,617	254
Hartford Financial Services Group, Inc.	6,115	492
Jefferson-Pilot Corp.	2,727	152
Lincoln National Corp.#	3,502	191
Loews Corp.	2,743	278
Marsh & McLennan Cos., Inc.#	11,059	325
MetLife, Inc.	15,324	741
MGIC Investment Corp.	1,768	118
Principal Financial Group, Inc.	5,650	276
Progressive Corp.	3,977	415
SAFECO Corp.	2,492	125
St. Paul Cos., Inc.	14,070	588
Torchmark Corp.	2,093	120
UnumProvident Corp.	6,037	124
WellPoint, Inc.*	13,343	1,033
XL Capital, Ltd	3,526	226
		12,086
Integrated Poultry Business — 0.6%
Google, Inc.*	4,087	1,594

Machinery & Heavy Equipment — 0.9%
Black & Decker Corp.	1,564	136
Caterpillar, Inc.	13,563	974
Cummins, Inc.	939	99
Danaher Corp.	4,796	305
Deere & Co.#	4,789	378
Dover Corp.	4,110	199
Ingersoll-Rand Co.	6,620	277
Snap-On, Inc.	1,178	45
Stanley Works	1,464	74
		2,487
Medical Services & Equipment — 2.5%
Amgen, Inc.*	23,627	1,719
Bausch & Lomb, Inc.	1,087	69
Baxter International, Inc.	13,111	509
Becton, Dickinson & Co.	5,000	308
Biomet, Inc.#	5,004	178
C.R. Bard, Inc.	2,102	142
Cardinal Health, Inc.#	8,531	636
Chiron Corp.*	2,211	101
Genzyme Corp.*	5,252	353
Guidant Corp.	6,851	535
Laboratory Corp. of America Holdings*	2,533	148
Medtronic, Inc.	24,403	1,238
Quest Diagnostics, Inc.	3,289	169
St. Jude Medical, Inc.*	7,411	304
Stryker Corp.	5,907	262
Zimmer Holdings, Inc.*	5,009	339
		7,010
Medical Supplies & Equipment — 0.1%
Boston Scientific Corp.*#	11,959	276

Metal Components & Products — 0.6%
Alcoa, Inc.#	17,626	538
Allegheny Technologies, Inc.	1,747	107
Freeport-McMoRan Copper & Gold, Inc.	3,721	223
Nucor Corp.	3,142	329

	Number of	Value
	Shares	(000)†

Metal Components & Products — (Continued)
Phelps Dodge Corp.	4,114	$331
United States Steel Corp.	2,200	134
		1,662
Metals & Mining — 0.2%
Newmont Mining Corp.	9,033	469

Office Equipment & Services — 0.1%
Pitney Bowes, Inc.	4,589	197

Office Supplies — 0.0%
Avery Dennison Corp.	2,233	131

Oil & Gas — 8.3%
Amerada Hess Corp.	1,618	230
Anadarko Petroleum Corp.	4,659	471
Apache Corp.	6,678	437
Baker Hughes, Inc.	6,920	473
BJ Services Co.	6,553	227
Burlington Resources, Inc.	7,599	698
Chesapeake Energy Corp.	7,553	237
Chevron Corp.#	45,008	2,609
ConocoPhillips#	27,871	1,760
Devon Energy Corp.	8,933	546
El Paso Energy Corp.	13,328	161
EOG Resources, Inc.#	4,903	353
Exxon Mobil Corp.	123,458	7,514
Halliburton Co.	10,437	762
Kerr-McGee Corp.	2,345	224
Kinder Morgan, Inc.	2,127	196
Marathon Oil Corp.	7,416	565
Murphy Oil Corp.#	3,338	166
Nabors Industries Ltd.*	3,194	229
National-Oilwell Varco, Inc.*	3,532	226
NICOR, Inc.	893	36
Noble Corp.	2,772	225
Occidental Petroleum Corp.	8,709	807
Peoples Energy Corp.	775	28
Rowan Cos., Inc.	2,210	97
Schlumberger Ltd.	11,946	1,512
Sempra Energy	5,224	243
Sunoco, Inc.	2,692	209
Transocean, Inc.*	6,590	529
Valero Energy Corp.	12,572	752
Weatherford International, Ltd.*	7,052	323
Williams Cos., Inc.	12,022	257
XTO Energy, Inc.	7,343	320
		23,422
Paper & Related Products — 0.3%
International Paper Co.#	9,959	344
Louisiana-Pacific Corp.	2,143	58
MeadWestvaco Corp.	3,668	100
Temple-Inland, Inc.	2,241	100
Weyerhaeuser Co.#	4,918	357
		959
Pharmaceuticals — 6.2%
Abbott Laboratories	31,108	1,321
Allergan, Inc.	3,066	333
AmerisourceBergen Corp.	4,225	204
Applera Corp. - Applied Biosystems Group	3,705	101

	Number of	Value
	Shares	(000)†

Pharmaceuticals — (Continued)
Barr Pharmaceuticals, Inc.*	2,138	$135
Biogen Idec, Inc.*	6,957	328
Bristol-Myers Squibb Co.	39,608	975
Caremark Rx, Inc.*	9,070	446
Eli Lilly & Co.#	22,846	1,263
Express Scripts, Inc.*	2,959	260
Forest Laboratories, Inc.*	6,588	294
Gilead Sciences, Inc.*	9,346	582
Hospira, Inc.*	3,252	128
Johnson & Johnson	60,170	3,563
King Pharmaceuticals, Inc.*	4,894	84
MedImmune, Inc.*#	5,164	189
Merck & Co., Inc.	44,217	1,558
Mylan Laboratories, Inc.	4,419	103
Pfizer, Inc.	148,763	3,707
Schering-Plough Corp.	29,912	568
Watson Pharmaceuticals, Inc.*	2,054	59
Wyeth	27,174	1,319
		17,520
Photography Equipment & Supplies — 0.1%
Eastman Kodak Co.	5,806	165

Printing & Publishing — 0.2%
Donnelley (R.R.) & Sons Co.	4,366	143
Dow Jones & Co., Inc.	1,193	47
Knight-Ridder, Inc.	1,354	86
New York Times Co.#	2,935	74
Tribune Co.	5,293	145
		495
Restaurants — 0.7%
Darden Restaurants, Inc.	2,659	109
McDonald’s Corp.	25,407	873
Starbucks Corp.*	15,433	581
Wendy’s International, Inc.#	2,311	144
Yum! Brands, Inc.	5,576	272
		1,979
Retail — 4.9%
Albertson’s, Inc.	7,456	191
Amazon.com Inc.,*#	6,237	228
AutoZone, Inc.*	1,116	111
Bed Bath & Beyond, Inc.*	5,670	218
Best Buy Co., Inc.	8,221	460
Big Lots, Inc.*	2,303	32
Circuit City Stores, Inc.	3,078	75
Coach, Inc.*	7,750	268
Costco Wholesale Corp.#	9,566	518
CVS Corp.	16,526	494
Dillard’s, Inc.	1,245	32
Dollar General Corp.	6,401	113
Family Dollar Stores, Inc.	3,139	83
Federated Department Stores, Inc.	5,503	402
Gap, Inc.	11,604	217
Home Depot, Inc.#	42,949	1,817
Kohl’s Corp.*	6,970	369
Kroger Co.*	14,667	299
Limited Brands	7,040	172
Liz Claiborne, Inc.	2,125	87
Lowe’s Cos., Inc.#	15,808	1,019
Nordstrom, Inc.	4,419	173

	Number of	Value
	Shares	(000)†

Retail — (Continued)
Office Depot, Inc.*	5,978	$223
OfficeMax, Inc.	1,432	43
Penney (J.C.) Co., Inc.	4,695	284
RadioShack Corp.	2,721	52
Safeway, Inc.	9,092	228
Sears Holding Corp.*	2,017	267
Sherwin-Williams Co.	2,242	111
Staples, Inc.	14,732	376
SUPERVALU, Inc.	2,753	85
Target Corp.	17,775	924
The TJX Companies, Inc.#	9,314	231
Tiffany & Co.	2,875	108
Walgreen Co.	20,462	883
Wal-Mart Stores, Inc.#	50,506	2,386
Whole Foods Market Inc.	2,808	187
		13,766
Services - Commercial — 0.2%
Cintas Corp.	2,785	118
Convergys Corp.*	2,827	51
Fiserv, Inc.*	3,730	159
Fluor Corp.	1,755	151
		479
Telecommunications — 4.5%
ADC Telecommunications, Inc.*	2,367	61
Alltel Corp.	7,844	508
Andrew Corp.*	3,221	40
AT&T Inc.,#	78,441	2,121
Avaya, Inc.*#	8,431	95
BellSouth Corp.	36,348	1,259
CenturyTel, Inc.	2,648	104
Ciena Corp.*	11,774	61
Citizens Communications Co.	6,640	88
Comverse Technology, Inc.*	4,084	96
Corning, Inc.*	31,256	841
L-3 Communications Corp.	2,451	210
Lucent Technologies, Inc.*	90,358	276
Motorola, Inc.	50,537	1,158
Qualcomm, Inc.#	33,487	1,695
Qwest Communications International, Inc.*	31,363	213
Sprint Nextel Corp.#	59,992	1,550
Tellabs, Inc.*	9,106	145
The E.W. Scripps Co.	1,719	77
Verizon Communications, Inc.#	59,174	2,015
		12,613
Textiles & Apparel — 0.0%
Jones Apparel Group, Inc.	2,308	82

Transportation & Related Services — 1.6%
Burlington Northern Santa Fe Corp.	7,540	628
CSX Corp.	4,436	265
FedEx Corp.	6,143	694
Norfolk Southern Corp.	8,334	451
Ryder Systems, Inc.#	1,229	55
Southwest Airlines Co.	14,316	257
Union Pacific Corp.	5,356	500
United Parcel Service, Inc.#	22,080	1,753
		4,603

	Number of	Value
	Shares	(000)†

Waste Management — 0.2%
Allied Waste Industries, Inc.*	4,433	$54
Waste Management, Inc.	11,166	394
		448
Wholesale Distributor — 0.0%
Grainger (W.W.), Inc.	1,545	116

TOTAL COMMON STOCKS (Cost $235,294)		235,641

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Apartments — 0.2%
Apartment Investment & Management Co.	1,952	92
Archstone-Smith Trust	4,312	210
Equity Residential Properties Trust	5,871	275
		577
Diversified Operations — 0.1%
Vornado Realty Trust	2,399	230

Industrial — 0.1%
Prologis	4,923	263

Office Property — 0.2%
Boston Properties	1,814	169
Equity Office Properties Trust	8,211	276
Kimco Realty Corp.	4,060	165
		610
Regional Malls — 0.1%
Simon Property Group, Inc.#	3,698	311

Storage — 0.1%
Public Storage, Inc.	1,671	136

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,632)		2,127

RIGHTS — 0.0%
Seagate Tax Refund Rights (Cost $0)	4,100	—

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Provident Institutional Funds - TempCash (Cost $2,726)	2,726,004	2,726

	Par
	(000)
U.S. TREASURY BILLS — 0.1%
U.S. Treasury Bill
4.130%, 05/11/06^^	$84	84
4.500%, 08/10/06^^	150	148
(Cost $232)		232

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL — 14.2%
Banco Santander Floating Rate Certificate of Deposit
4.6950%, 04/13/06	$166	$166
Bank of Montreal Time Deposit
4.8300%, 04/03/06	562	562
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	1,772	1,772
Barclays Bank Time Deposit
4.8500%, 04/03/06	967	967
Grenich Capital Floating Rate Note
4.7970%, 04/03/06	294	294
Institutional Money Market Trust
4.7970%, 04/03/06	18,851	18,851
Morgan Stanley Floating Rate Note
4.9350%, 04/03/06	12,253	12,253
Regions Bank Time Deposit
4.8300%, 04/03/06	3,137	3,137
Sedna Financial Floating Rate Note
4.7800%, 04/25/06	1,952	1,952

TOTAL SECURITIES LENDING COLLATERAL
(Cost $39,954)		39,954

TOTAL INVESTMENTS — 100.0%
(Cost $279,838)		$280,680

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

^^ Market value held as collateral for the open futures contract.

(a) At March 31, 2006, the cost for Federal income tax purposes was $281,908,186.  Net unrealized depreciation was $1,227,859.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $52,938,154 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $54,166,013.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — March 31, 2006 (Unaudited)

MID CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 81.8%
Advertising — 1.4%
Monster Worldwide, Inc.*	30,950	$1,543

Automobiles & Related — 0.8%
Oshkosh Truck Corp.	13,730	855

Banking — 1.2%
Mellon Financial Corp.	27,190	968
The Colonial BancGroup, Inc.	15,960	399
		1,367
Broadcast/Media — 2.2%
Harman International Industries, Inc.#	9,360	1,040
Redback Networks, Inc.*	23,150	502
XM Satellite Radio Holdings, Inc.*#	42,410	945
		2,487
Building & Building Supplies — 1.0%
Florida Rock Industries, Inc.	11,100	624
Martin Marietta Materials, Inc.	4,350	466
		1,090
Building & Real Estate — 0.8%
CB Richard Ellis Group, Inc.*	11,200	904

Commercial Services — 0.3%
VistaPrint Ltd.*	12,270	366

Computer - Internet Services & Software — 3.6%
aQuantive, Inc.*	25,960	611
CNET Networks, Inc.*	47,860	680
Getty Images, Inc.*	8,450	633
Openwave Systems, Inc.*	55,750	1,203
Red Hat, Inc.*	31,400	879
		4,006
Computer - Network Products & Services — 4.0%
F5 Networks Inc.*#	19,390	1,406
International Game Technology, Inc.*	32,710	1,152
Network Appliance, Inc.*	20,930	754
Trident Microsystems, Inc.*	40,900	1,188
		4,500
Computer Services & Software — 2.1%
Akamai Technologies, Inc.*	41,400	1,362
Itron, Inc.*	7,870	471
Salesforce.com, Inc.*#	13,390	486
		2,319
Containers — 0.4%
Ball Corp.	10,190	447

Electronic Components & Semiconductors — 10.4%
Advanced Micro Devices, Inc.*#	56,800	1,884
Agilent Technologies, Inc.*	37,190	1,396
AMETEK, Inc.	16,150	726
ASML Holding N.V.*	35,610	725
Broadcom Corp.*	45,105	1,947
KLA-Tencor Corp.	22,890	1,107
Micron Technology, Inc.*	65,490	964
Novellus Systems, Inc.*	16,980	408
PMC-Sierra, Inc.*#	50,450	620
Silicon Laboratories, Inc.*	15,490	851
SiRF Technology Holdings, Inc.*	11,610	411
Varian Semiconductor Equipment Associates, Inc.*#	21,705	610
		11,649

	Number of	Value
	Shares	(000)†

Energy Resources & Services — 2.0%
CONSOL Energy, Inc.	11,570	$858
McDermott International, Inc.*	11,980	652
Peabody Energy Corp.	14,360	724
		2,234
Entertainment & Leisure — 1.4%
GameStop Corp.*	13,940	657
Scientific Games Corp.*	25,030	879
		1,536
Fiber Optics — 1.0%
JDS Uniphase Corp.*	255,700	1,066

Finance — 7.1%
Affiliated Managers Group, Inc.*#	9,485	1,011
Chicago Mercantile Exchange Holdings, Inc.	3,010	1,347
Fidelity National Information Services, Inc.	14,560	590
Global Payments, Inc.#	9,000	477
Legg Mason, Inc.	8,570	1,074
Moody’s Corp.#	12,530	895
Nasdaq Stock Market, Inc.*#	12,750	511
T. Rowe Price Group, Inc.	16,390	1,282
TD Ameritrade holding Corp.*	35,500	741
		7,928
Food & Beverages — 1.0%
Hansen Natural Corp.*#	8,580	1,082

Healthcare — 0.5%
Humana, Inc.*	11,970	630

Hotels & Gaming — 1.8%
Station Casinos, Inc.	17,830	1,415
Wynn Resorts, Ltd.*	8,270	636
		2,051
Hotels & Resorts — 1.6%
Starwood Hotels & Resorts Worldwide, Inc.	25,980	1,760

Human Resources — 1.2%
Manpower, Inc.	14,610	835
MPS Group, Inc.*	31,500	482
		1,317
Instruments - Controls — 0.5%
Thermo Electron Corp.*	14,840	550

Insurance — 0.6%
HCC Insurance Holdings, Inc.	20,560	715

Manufacturing — 1.4%
ResMed, Inc.*#	15,730	692
Roper Industries, Inc.	19,360	941
		1,633
Medical Products — 0.5%
Cephalon, Inc.*#	8,820	531

Medical Services & Equipment — 4.2%
Celgene Corp.*#	27,280	1,206
Dade Behring Holdings, Inc.	4,320	154
DaVita, Inc.*	15,750	948
Intuitive Surgical, Inc.*#	6,070	716
Quest Diagnostics, Inc.	22,580	1,159
Varian Medical Systems, Inc.*#	9,490	533
		4,716

	Number of	Value
	Shares	(000)†

Medical Supplies & Equipment — 0.9%
Cerner Corp.*#	20,330	$965

Metal Components & Products — 1.6%
Allegheny Technologies, Inc.	12,120	742
Precision Castparts Corp.	18,440	1,095
		1,837
Metals & Mining — 1.3%
Joy Global, Inc.#	23,795	1,422

Oil & Gas — 7.0%
CNX Gas Corp.*	8,340	217
Cooper Cameron Corp.*	15,280	674
Denbury Resources, Inc.*	15,760	499
Diamond Offshore Drilling, Inc.	8,060	721
Grant Prideco, Inc.*	16,270	697
Helix Energy Solutions Group, Inc.*	12,970	492
National-Oilwell Varco, Inc.*	15,620	1,002
Range Resources Corp.	46,395	1,267
Southwestern Energy Co.*	20,820	670
Sunoco, Inc.	11,930	925
Ultra Petroleum Corp.*	10,560	658
		7,822
Pharmaceuticals — 6.1%
Allergan, Inc.	10,600	1,150
Barr Pharmaceuticals, Inc.*#	11,015	694
Biogen Idec, Inc.*	9,190	433
Express Scripts, Inc.*	10,630	934
Forest Laboratories, Inc.*	18,770	838
Omnicare, Inc.	11,420	628
PDL BioPharma, Inc.*	23,040	756
Pharmaceutical Product Development, Inc.	17,830	617
Shire PLC— ADR	16,800	781
		6,831
Retail — 5.8%
Chico’s FAS, Inc.*	20,860	848
Circuit City Stores, Inc.	22,820	559
Coach, Inc.*	45,640	1,578
Nordstrom, Inc.	23,650	927
Urban Outfitters, Inc.*#	19,370	475
Whole Foods Market, Inc.	17,820	1,184
Williams-Sonoma, Inc.*#	20,910	886
		6,457
Services — 0.8%
Nutri/System, Inc.#*	18,640	886

Telecommunications — 2.1%
Crown Castle International Corp.*	21,580	612
NII Holdings, Inc.*#	29,400	1,734
		2,346
Transportation & Related Services — 2.0%
C.H. Robinson Worldwide, Inc.	22,890	1,123
Landstar System, Inc.	10,580	467
UTI Worldwide, Inc.	19,650	621
		2,211
Transportation & Related Services — 1.2%
WESCO International, Inc.*	20,260	1,378

TOTAL COMMON STOCKS (Cost $69,716)		91,437

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 1.3%
BlackRock Provident Institutional Funds - TempCash
(Cost $1,402)	1,402,658	$1,402

	Par
	(000)
SECURITIES LENDING COLLATERAL — 16.9%
Banco Santander Floating Rate Certificate of Deposit
4.6950%, 04/13/06	$1,437	1,437
Bank of Montreal Time Deposit
4.8300%, 04/03/06	351	351
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	1,105	1,105
Barclays Bank Time Deposit
4.8500%, 04/03/06	603	603
Grenwich Capital Floating Rate Note
4.7880%, 04/03/06	1,621	1,621
Institutional Money Market Trust
4.7970%, 04/03/06	10,747	10,747
Regions Bank Time Deposit
4.8300%, 04/03/06	1,724	1,724
Sedna Financial Floating Rate Note
4.7800%, 04/25/06	1,350	1,350

TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,938)		18,938

TOTAL INVESTMENTS — 100.0%
(Cost $90,056)(a)		$111,777

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2006, the cost for Federal income tax purposes was $90,067,381.  Net unrealized appreciation was $21,710,277.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $22,225,548 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $515,271.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — March 31, 2006 (Unaudited)

MID CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 76.8%
Automobiles & Related — 2.4%
Advance Auto Parts, Inc.*	49,200	$2,049
Harley-Davidson, Inc.#	32,900	1,707
		3,756
Banking — 2.8%
Hudson City Bancorp, Inc.	174,800	2,323
IndyMac Bancorp, Inc.	49,200	2,014
		4,337
Building & Real Estate — 10.5%
Beazer Homes USA, Inc.	17,200	1,130
Colonial Properties Trust.	27,500	1,379
Developers Diversified Realty Corp.	37,000	2,026
Hovnanian Enterprises, Inc.*#	50,700	2,227
iStar Financial, Inc.	31,400	1,202
KB Home	27,900	1,813
Lennar Corp.	40,000	2,415
NVR, Inc.*	2,500	1,847
Pulte Homes, Inc.#	60,700	2,332
		16,371
Building Products & Supplies — 1.5%
Centex Corp.	37,100	2,300

Computer - Internet Services & Software — 1.7%
Check Point Software Technologies, Ltd.*	81,400	1,630
McAfee, Inc.*	39,800	968
		2,598
Computer Services & Software — 1.9%
Lexmark International, Inc.*	34,600	1,571
Take-Two Interactive Software, Inc.*#	70,600	1,317
		2,888
Consumer Products — 1.1%
Whirlpool Corp.	19,400	1,775

Diversifed Operations — 1.0%
Eaton Corp.	20,400	1,489

Education — 1.0%
Career Education Corp.*	41,200	1,554

Electronic Components & Semiconductors — 0.8%
International Rectifier Corp.*#	31,100	1,288

Energy Resources & Services — 6.9%
DPL, Inc.#	66,500	1,795
Edison International	26,700	1,100
Mirant Corp.*	55,600	1,390
NRG Energy, Inc.*#	29,600	1,339
Peabody Energy Corp.	56,000	2,822
TXU Corp.	52,000	2,328
		10,774
Entertainment & Leisure — 1.0%
Activision, Inc.*#	114,100	1,573

Finance — 1.5%
Ambac Financial Group, Inc.	6,500	517
Bear Stearns Cos., Inc.#	13,000	1,804
		2,321
Food & Beverages — 0.9%
Constellation Brands, Inc.*	56,600	1,418

	Number of	Value
	Shares	(000)†

Healthcare — 3.1%
Coventry Health Care, Inc.*	30,650	$1,654
NBTY, Inc.*	88,600	1,995
Triad Hospitals, Inc.*	29,300	1,228
		4,877
Hospital — 0.2%
Lifepoint Hospitals, Inc.*	10,100	314

Instruments - Controls — 1.3%
Johnson Controls, Inc.#	26,500	2,012

Insurance — 2.6%
Endurance Specialty Holdings Ltd.	57,100	1,859
The PMI Group, Inc.#	48,700	2,236
		4,095
Machinery & Heavy Equipment — 4.1%
Ingersoll-Rand Co.	35,700	1,492
Manitowoc Co., Inc.	22,500	2,051
Terex Corp.*#	36,000	2,852
		6,395
Manufacturing — 1.2%
Chicago Bridge & Iron Company N.V.#	78,400	1,882

Metal Components & Products — 2.6%
Phelps Dodge Corp.	32,200	2,593
Timken Co.#	47,600	1,536
		4,129
Metals & Mining — 3.5%
Arch Coal, Inc.	33,300	2,529
Joy Global, Inc.#	49,300	2,946
		5,475
MIiscellaneous — 0.7%
National Fuel Gas Co.	35,700	1,168

Oil & Gas — 11.5%
Canadian Natural Resources Ltd.	52,800	2,924
Denbury Resources, Inc.*	92,800	2,939
General Maritime Corp.	30,100	1,004
Kerr-McGee, Corp.	600	57
Quicksilver Resources, Inc.*#	54,200	2,095
Southwestern Energy Co.*	53,200	1,713
Sunoco, Inc.	14,600	1,133
Talisman Energy, Inc.	39,900	2,122
Williams Cos., Inc.	88,500	1,893
XTO Energy, Inc.	46,542	2,028
		17,908
Pharmaceuticals — 2.3%
Omnicare, Inc.	37,200	2,046
Shire PLC- ADR	33,300	1,548
		3,594
Retail — 5.1%
Aeropostale, Inc.*	30,100	908
Foot Locker, Inc.#	39,100	934
Hot Topic, Inc.*	72,100	1,045
Jarden Corp.#*	54,800	1,800
Ross Stores, Inc.	52,000	1,518
The TJX Companies, Inc.#	72,800	1,807
		8,012

	Number of	Value
	Shares	(000)†

Telecommunications — 2.0%
Arris Group, Inc.*	125,700	$1,730
Avaya, Inc.*#	124,400	1,405
		3,135
Transportation & Related Services — 1.6%
Frontline Limited#	34,800	1,165
Overseas Shipholding Group, Inc.	4,800	230
Ship Finance Intl, Ltd - W/I	5,340	92
Teekay Shipping Corp.	26,900	997
		2,484
TOTAL COMMON STOCKS (Cost $102,731)		119,922

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Office Property — 0.8%
Trizec Properties, Inc. (Cost $869)	39,500	1,016

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Provident Institutional Funds - FedFund	1,308,927	1,309
BlackRock Provident Institutional Funds TempFund	1,308,927	1,309
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,618)		2,618

SECURITIES LENDING COLLATERAL — 20.9%
Bank of Montreal Time Deposit
4.8300%, 04/03/06	$489	489
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	1,539	1,539
Barclays Bank Time Deposit
4.8500%, 04/03/06	840	840
Institutional Money Market Trust
4.7970%, 04/03/06	18,289	18,289
Morgan Stanley Floating Rate Note
4.9350%, 04/03/06	3,724	3,724
Regions Bank Time Deposit
4.8300%, 04/03/06	2,650	2,650
Sedna Financial Floating Rate Note
4.7800%, 04/25/06	5,106	5,106

TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,637)		32,637

TOTAL INVESTMENTS — 100.0%
(Cost $138,855)(a)		$156,193

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

(a) At March 31, 2006, the cost for Federal income tax purposes was $138,923,896.  Net unrealized appreciation was $17,269,206.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $20,169,843 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,900,637.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

STRATEGIC VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 93.4%
Advertising — 2.0%
Interpublic Group of Cos., Inc.*	98,900	$946

Agricultural Products — 3.8%
Monsanto Co.	8,000	678
Potash Corp. of Saskatchewan, Inc.	4,800	423
The Mosaic Co.*	50,900	730
		1,831
Automobiles & Related — 1.9%
Genuine Parts Co.	20,800	912

Broadcast/Media — 2.4%
Clear Channel Communications, Inc.	25,800	749
Westwood One, Inc.	34,200	378
		1,127
Chemicals — 2.3%
Eastman Chemical Co.	21,500	1,100

Computer - Internet Services & Software — 1.7%
McAfee, Inc.*	34,000	827

Computer Services & Software — 5.5%
Cadence Design Systems, Inc.*	53,000	980
Sabre Group Holdings Corp.	48,200	1,134
Sybase, Inc.*	25,500	539
		2,653
Consumer Products — 2.9%
American Greetings Corp.	23,000	497
Newell Rubbermaid, Inc.	22,100	557
Tupperware Brands Corp.	16,900	348
		1,402
Containers — 4.4%
Ball Corp.	21,300	934
Pactiv Corp.*	48,300	1,185
		2,119
Energy Resources & Services — 8.8%
Ameren Corp.	17,900	892
CMS Energy Corp.*	56,400	730
Hubbell, Inc.	15,900	815
NiSource, Inc.	36,100	730
Northeast Utilities, Inc.	39,400	769
Puget Energy, Inc.	13,400	284
		4,220
Fiber Optics — 1.2%
JDS Uniphase Corp.*	142,100	593

Food & Beverages — 0.5%
Outback Steakhouse, Inc.	5,000	220

Insurance — 11.1%
ACE Ltd.	8,400	437
Aetna, Inc.	11,000	541
Conseco, Inc.*	29,100	722
Everest Re Group Ltd.	5,600	523
Genworth Financial, Inc.	16,800	562
PartnerRe Ltd.	13,000	807
SAFECO Corp.	11,500	577
The PMI Group, Inc.	7,900	363
XL Capital Ltd.	12,000	769
		5,301

	Number of	Value
	Shares	(000)†

Machinery & Heavy Equipment — 3.7%
CNH Global N.V.	9,040	$233
Cummins, Inc.	7,300	767
Snap-On, Inc.	20,100	766
		1,766
Manufacturing — 1.4%
Chemtura Corp.	55,100	649

Medical Services & Equipment — 1.8%
Bausch & Lomb, Inc.	13,500	860

Metal Components & Products — 1.9%
Timken Co.	28,700	926

Oil & Gas — 6.3%
EOG Resources, Inc.	11,500	828
GlobalSantaFe Corp.	17,100	1,039
Halliburton Co.	12,700	927
Southwest Gas Corp.	8,400	235
		3,029
Paper & Related Products — 3.1%
Bowater, Inc.	21,400	633
MeadWestvaco Corp.	31,100	849
		1,482
Pharmaceuticals — 3.8%
King Pharmaceuticals, Inc.*	52,200	900
Mylan Laboratories, Inc.	39,800	931
		1,831
Printing & Publishing — 4.0%
Donnelley (R.R.) & Sons Co.	31,252	1,023
R.H. Donnelley Corp.*	15,500	903
		1,926
Restaurants — 2.2%
Brinker International, Inc.	20,100	849
Yum! Brands, Inc.	4,200	205
		1,054
Retail — 6.5%
Federated Department Stores, Inc.	10,300	752
Foot Locker, Inc.	33,300	795
OfficeMax, Inc.	19,800	597
Safeway, Inc.	19,600	492
The Kroger Co.*	23,500	478
		3,114
Telecommunications — 8.3%
ADC Telecommunications, Inc.*	26,600	681
Avaya, Inc.*	60,200	680
CenturyTel, Inc.	15,200	595
PanAmSat Holding Corp.	10,700	266
Qwest Communications International, Inc.*	150,800	1,025
Tellabs, Inc.*	44,500	708
		3,955
Waste Management — 0.3%
Allied Waste Industries, Inc.*	13,300	163

Wholesale Distributor — 1.6%
Grainger (W.W.), Inc.	10,200	769

TOTAL COMMON STOCKS (Cost $38,001)		44,775

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Hotels & Resorts — 1.7%
Host Marriott Corp. (Cost $450)	38,000	$813

SHORT-TERM INVESTMENTS — 4.9%
BlackRock Provident Institutional Funds - Tempcash	1,186,110	1,186
BlackRock Provident Institutional Funds - Tempfund	1,186,111	1,186

TOTAL SHORT-TERM INVESTMENTS (Cost $2,372)		2,372

TOTAL INVESTMENTS — 100.0% (Cost $40,823)(a)		$47,960

* Non-income producing security.

(a) At March 31, 2006, the cost for Federal income tax purposes was $40,865,101.  Net unrealized appreciation was $7,094,744.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,024,440 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $929,696.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

SMALL CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 89.2%
Advertising — 0.7%
24/7 Real Media, Inc.*	90,400	$946

Aerospace & Defense — 1.1%
United Industrial Corp.	25,000	1,523

Automobiles & Related — 1.4%
A.S.V., Inc.*	59,000	1,901

Building Products — 0.5%
Comfort Systems Usa, Inc.	48,900	660

Cable Operators — 1.8%
Encore Wire Corp.*	72,700	2,463

Computer - Internet Services & Software — 10.0%
aQuantive, Inc.*#	75,000	1,766
Digitas, Inc.*	103,800	1,495
Online Resources Corp.*	119,600	1,555
Perficient, Inc.*	130,000	1,509
Per-se Technologies, Inc.*	65,200	1,738
RADVision, Ltd.*	66,500	1,187
Sportsman’s Guide, Inc.*	26,200	694
Stamps.com, Inc.*	80,000	2,821
Tom Online, Inc.*#	52,100	1,325
		14,090
Computer - Network Products & Services — 7.1%
Aspen Techonolgy, Inc.*	4,600	58
Click Commerce, Inc.*#	48,000	1,149
Neoware, Inc.*	29,000	859
Rackable Systems, Inc.*	60,000	3,171
Sigma Designs, Inc.*	95,000	1,386
The Knot, Inc.*	91,300	1,651
Trident Microsystems, Inc.*	60,000	1,744
		10,018
Computer Services & Software — 8.5%
Concur Technologies, Inc.*	155,100	2,874
Itron, Inc.*	35,000	2,095
Komag, Inc.*#	55,000	2,618
Quality Systems, Inc.*#	30,000	993
SPSS, Inc.*	58,300	1,846
TALX Corp.	50,000	1,424
		11,850
Computers & Office Equipment — 1.0%
Xyratex Ltd.*	44,600	1,405

Consumer Products — 0.9%
Conn’s, Inc.*#	36,100	1,233

Cosmetics & Toiletries — 1.1%
Paralux Fragrance, Inc.*	47,200	1,522

Electric - Integrated — 0.5%
TTM Technologies, Inc.*	44,300	642

Electronic Components & Semiconductors — 3.2%
Cirrus Logic, Inc.*	49,300	418
Diodes, Inc.*	42,950	1,782
Netlogic Microsystems, Inc.*	45,600	1,880
NovAtel, Inc.*	12,000	442
		4,522

	Number of	Value
	Shares	(000)†

Electronics - Semiconductors — 0.7%
Bookham, Inc.*	56,400	$538
Hittite Microwave Corp.*	14,800	499
		1,037
Energy Resources & Services — 2.3%
Atlas America, Inc.*	45,000	2,152
Fuel-Tech N.V.*	70,000	1,119
		3,271
Entertainment & Leisure — 1.7%
Steiner Leisure Ltd.*	60,000	2,430

Finance — 0.9%
GFI Group, Inc.*#	25,000	1,298

Food & Beverages — 1.4%
Great Atlantic & Pacific Tea Co., Inc.*	30,000	1,048
National Beverage Corp.*	42,800	495
SunOpta, Inc.*	57,800	498
		2,041
Healthcare — 4.3%
Healthways, Inc.*	20,700	1,054
Horizon Health Corp.*	25,500	505
Psychiatric Solutions, Inc.*	70,000	2,319
Sunrise Senior Living, Inc.*	55,000	2,144
		6,022
Home Furnishings - Housewares — 0.3%
American Woodmark Corp.	13,800	490

Human Resources — 0.8%
Kforce, Inc.*	85,100	1,085

Insurance — 2.7%
American Physicians Capital, Inc.*	41,300	1,982
Safety Insurance Group, Inc.	38,000	1,735
		3,717
Machinery — 0.3%
Newport Corp.*	22,700	428

Machinery & Heavy Equipment — 3.8%
Applied Industrial Technologies, Inc.	11,100	495
Columbus McKinnon Corp.*	80,000	2,154
Flow International Corp.*	45,800	603
Intevac, Inc.*	28,100	809
The Middleby Corp.*	15,000	1,256
		5,317
Machinery (Diversified) — 0.3%
Asyst Technologies, Inc.*	38,900	405

Manufacturing — 5.1%
Ceradyne, Inc.*#	40,000	1,995
Chaparral Steel Co.*	13,600	883
Freightcar America, Inc.	28,100	1,787
Gehl Co. designs*	42,500	1,408
Superior Essex, Inc.*	42,600	1,084
		7,157
Medical Instruments & Devices — 0.9%
Natus Medical, Inc.*	60,000	1,230

Medical Products — 1.2%
Hi-Tech Pharmacal Co., Inc.*	14,900	420
Vital Images, Inc.*	36,100	1,230
		1,650

	Number of	Value
	Shares	(000)†

Medical Services — 0.7%
Schick Technologies, Inc.*	18,600	$928

Medical Services & Equipment — 4.9%
AngioDynamics, Inc.*	56,000	1,683
Digene Corp.*	27,100	1,060
IRIS International, Inc.*#	52,000	812
LifeCell Corp.*	61,900	1,396
Option Care, Inc.	140,000	1,980
		6,931
Medical Supplies & Equipment — 0.3%
Abaxis, Inc.*	19,500	442

Metal Components & Products — 2.1%
Dynamic Materials Corp.	38,600	1,376
Earle M. Jorgensen Co.*	32,400	491
LKQ Corp.*	55,000	1,144
		3,011
Oil & Gas — 6.0%
Dril-Quip, Inc.*	31,000	2,196
Edge Petroleum Corp.*	47,000	1,174
GMX Resources, Inc.*	30,000	1,124
Lufkin Industries, Inc.	30,000	1,663
Petroleum Development Corp.*	20,000	907
Pioneer Drilling Co.*	80,000	1,315
		8,379
Pharmaceuticals — 1.0%
BioMarin Pharmaceutical, Inc.*#	100,000	1,342

Retail — 6.0%
EZCORP, Inc.*	16,600	490
Hibbett Sporting Goods, Inc.*	36,650	1,209
The Pantry, Inc.*	40,000	2,496
True Religion Apparel, Inc.*#	80,000	1,478
Zumiez, Inc.*	44,000	2,688
		8,361
Security Technology — 2.0%
American Science & Engineering, Inc.*	29,600	2,765

Services - Commercial — 0.5%
Five Star Quality Care, Inc.*	40,000	436
Teletech Holdings, Inc.*	30,000	332
		768
Transportation & Related Services — 1.2%
Celadon Group, Inc.*	80,000	1,751

TOTAL COMMON STOCKS (Cost $93,468)		125,031

SHORT-TERM INVESTMENTS — 1.1%
BlackRock Provident Institutional Funds - TempCash	739,549	740
BlackRock Provident Institutional Funds - TempFund	739,550	739

TOTAL SHORT-TERM INVESTMENTS (Cost $1,479)		1,479

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL — 9.7%
Banco Santander Floating Rate Certificate of Deposit
4.6950%, 04/13/06	$272	$272
Bank of Montreal Time Deposit
4.8300%, 04/03/06	374	374
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	1,177	1,177
Barclays Bank Time Deposit
4.8500%, 04/03/06	642	642
Institutional Money Market Trust
4.7970%, 04/03/06	9,528	9,528
Regions Bank Time Deposit
4.8300%, 04/03/06	1,614	1,614

TOTAL SECURITIES LENDING COLLATERAL (Cost $13,607)		13,607

TOTAL INVESTMENTS — 100.0% (Cost $108,554)(a)		$140,117

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2006, the cost for Federal income tax purposes was $108,607,836.  Net unrealized appreciation was $31,509,947.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $32,102,543 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $592,596.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 82.1%
Advertising — 0.4%
Advo, Inc.	21,090	$675

Aerospace & Defense — 1.6%
Ducommun, Inc. *	17,696	393
EDO Corp.	24,951	770
MTC Technologies, Inc.*	62,449	1,748
		2,911
Agricultural Products — 0.3%
Corn Products International, Inc.	20,233	598

Automobiles & Related — 3.4%
Commerical Vehicle Group, Inc.*	46,465	893
LoJack Corp.*	31,102	746
Tenneco, Inc.*	55,306	1,199
Wabash National Corp.	165,740	3,273
		6,111
Banking — 10.8%
Alabama National BanCorporation	19,163	1,311
Alliance Bankshares Corp.*	14,030	262
Bancorp, Inc.*	47,570	1,168
Berkshire Hills Bancorp, Inc.	18,443	644
Brookline Bancorp, Inc.	51,197	793
Cardinal Financial Corp.*	53,208	720
Central Pacific Financial Corp.	25,291	929
Citizens Banking Corp.	55,299	1,485
Fidelity Bankshares, Inc.	40,931	1,376
First Oak Brook Bancshares, Inc.	10,473	280
IBERIABANK Corp.	22,602	1,279
Irwin Financial Corp	25,588	495
Main Street Banks, Inc.	34,075	882
Midwest Banc Holdings, Inc.	28,223	732
Millenium Bankshares Corp.	35,267	324
NetBank, Inc.	48,771	353
PFF Bancorp, Inc.	65,870	2,220
Placer Sierra Bancshares	34,342	980
Prosperity Bancshares, Inc.	11,788	356
Signature Bank*	32,537	1,060
Southcoast Financial Corp.*	12,971	331
Sterling Bancorp	14,885	307
Sun Bancorp, Inc.*	6,774	132
Texas United Bancshares, Inc.	13,954	295
United Community Banks, Inc.	29,730	837
		19,551
Building & Real Estate — 0.8%
Beazer Homes USA, Inc.#	10,054	661
Champion Enterprises, Inc.*	15,121	226
Modtech Holdings, Inc. *	39,221	343
WCI Communities, Inc.*	7,283	203
		1,433
Building Products & Supplies — 0.8%
Builders Firstsource, Inc.*	19,791	449
Universal Forest Products, Inc.	16,295	1,035
		1,484
Cable Operators — 1.6%
Anixter International, Inc.	47,014	2,246
RCN Corp.*	26,197	679
		2,925

	Number of	Value
	Shares	(000)†

Chemicals — 2.6%
Albemarle Corp.	37,172	$1,686
American Vanguard Corp.	3,608	110
Minerals Technologies, Inc.	30,050	1,755
Penford Corp.	23,880	384
Uap Holding Corp.	35,373	761
		4,696
Computer - Internet Services & Software — 1.4%
Entrust, Inc.*	50,025	225
Lionbridge Technologies, Inc.*	169,521	1,341
Per-Se Technologies, Inc.*	0	0
The Ultimate Software Group, Inc.*	13,250	343
TIBCO Software, Inc.*	79,088	661
		2,570
Computer - Network Products & Services — 0.9%
Insight Enterprises, Inc.*	70,630	1,555

Computer Services & Software — 2.1%
Filenet Corp.*	5,115	138
Hutchinson Technology, Inc.*#	65,788	1,985
Mobility Electronics, Inc.*	44,425	370
MTS Systems Corp.	10,578	442
Parametric Technology, Corp.*	29,202	477
Viisage Technology, Inc.*#	25,556	448
		3,860
Consumer Products — 3.2%
Fossil, Inc.*#	37,658	700
Helen of Troy Ltd.*	56,451	1,197
Playtex Products, Inc.*	133,811	1,401
Prestige Brands Holdings, Inc.*	57,764	703
Select Comfort Corp.*#	45,010	1,780
		5,781
Cosmetics & Toiletries — 0.8%
Chattem, Inc.*	1,993	75
Elizabeth Arden, Inc.*	56,091	1,308
		1,383
Distribution Services — 0.4%
Aviall, Inc.*	5,263	201
Bell Microproducts, Inc.*	8,270	51
NuCo2, Inc.*	15,665	497
		749
Diversified Operations — 0.7%
Actuant Corp.*	11,746	719
Lydall, Inc.*	59,144	571
		1,290
Education — 0.5%
ITT Educational Services, Inc.*	13,059	836

Electronic Components & Semiconductors — 4.7%
Aeroflex, Inc*	89,147	1,224
ATMI, Inc.*	13,219	399
Axcelis Technologies Inc.*	37,217	218
Brooks Automation, Inc.*	16,042	228
Cabot Microelectronics Corp.*	10,165	377
CyberOptics Corp.*	26,158	392
Emulex Corp.*	7,060	121
Entegris, Inc.*	74,971	798
Fairchild Semiconductor International, Inc.*	6,616	126
Formfactor, Inc.*	14,777	581
Franklin Electric Co., Inc.	16,472	900

	Number of	Value
	Shares	(000)†

Electronic Components & Semiconductors — (Continued)
Greatbatch, Inc.*	11,354	$249
Integrated Device Technology, Inc.*	99,439	1,478
Tessera Technologies, Inc.*	46,018	1,476
		8,567
Energy Resources & Services — 4.8%
Avista Corp.	12,544	259
Baldor Electric Co.	23,276	788
Central Vermont Public Service Corp.	4,388	93
Cleco Corp.	28,144	629
Comfort Systems USA, Inc.	66,624	899
Dynegy Inc.*	17,709	85
El Paso Electric Co.*	96,162	1,831
Graftech International Ltd.*	274,704	1,676
MGE Energy, Inc.	4,317	143
Sierra Pacific Resources*	61,742	853
South Jersey Industries, Inc.	12,182	332
Southern Union Co.*	0	0
Unisource Energy Corp.	8,830	269
Westar Energy, Inc.	37,651	784
		8,641
Entertainment & Leisure — 0.7%
K2, Inc.*	74,910	940
Leapfrog Enterprises, Inc.*	24,876	264
		1,204
Finance — 6.6%
Accredited Home Lenders Holding Co.*	58,182	2,978
Affiliated Managers Group, Inc.*#	8,875	946
Apollo Investment Corp.	70,405	1,254
BankUnited Financial Corp.	42,764	1,156
Capital Source, Inc.*	58,124	1,446
Financial Federal Corp.*	40,796	1,195
First Niagara Financial Group, Inc.	113,948	1,671
Knight Capital Group*	50,267	700
Technology Investment Capital Corp.	38,826	565
		11,911
Food & Beverage — 0.1%
Lance, Inc.	7,490	168

Healthcare — 1.3%
Cardiac Science Corp.*	44,734	408
Cogdell Spencer, Inc.	16,398	350
Omega Healthcare Investors, Inc.	70,283	985
PAREXEL International Corp.*	22,609	598
		2,341
Hotels & Gaming — 0.8%
Aztar Corp.*	23,181	973
Isle of Capri Casinos, Inc.*	13,074	435
		1,408
Human Resources — 0.1%
Resources Connection, Inc.*	11,073	276

Industrial — 0.6%
Infrasource Services, Inc.*	31,602	544
Tennant Co.	10,638	556
		1,100
Instruments - Controls — 0.5%
Checkpoint Systems, Inc.*	17,329	466
Delta & Pine Land Co.	17,804	537
		1,003

	Number of	Value
	Shares	(000)†

Insurance — 4.4%
American Equity Invt Life HL	45,624	$654
Aspen Insurance Holdings, Ltd.	18,188	449
Donegal Group, Inc.	16,672	435
National Atlantic Holdings Corp.*	22,966	233
NYMAGIC, Inc.	12,689	378
ProAssurance Corp.*	27,237	1,416
ProCentury Corp.	51,728	706
Republic Companies Group, Inc.	35,372	614
RLI Corp.	23,553	1,350
StanCorp Financial Group, Inc.	16,735	906
The Navigators Group, Inc.*	15,870	787
		7,928
Investment Companies — 0.1%
Windrose Medical Properties	16,664	251

Machinery & Heavy Equipment — 0.7%
Applied Industrial Technologies, Inc.	9,166	409
Terex Corp.*#	10,333	819
		1,228
Manufacturing — 0.6%
Hydril Co.*	8,771	684
Matthews Intl, Corp.	6,776	259
Trex Company, Inc.*#	3,078	97
		1,040
Medical Services & Equipment — 1.2%
Amedisys, Inc.*	19,339	672
Encore Medical Corp.*	126,452	648
Radiologix, Inc.*	128,144	237
Symmetry Medical, Inc.*	29,995	636
		2,193
Medical Supplies & Equipment — 0.3%
PSS World Medical, Inc.*	32,511	627

Metal Components & Products — 3.5%
Commercial Metals Co.	34,773	1,860
Earle M. Jorgensen Co.*	60,147	911
Mueller Industries, Inc.	42,896	1,531
Oregon Steel Mills, Inc.*	36,323	1,859
Rbc Bearings, Inc.*	10,556	216
		6,377
Oil & Gas — 5.6%
Cascade Natural Gas Corp.	981	19
Delta Petroleum Corp.*#	31,870	670
Northwest Natural Gas Co.	35,091	1,245
Oil States International, Inc.*	40,101	1,478
Parallel Petroleum Corp.*	63,682	1,175
Petroleum Development Corp.*	6,827	310
Range Resources Corp.	62,621	1,710
Southwest Gas Corp.	20,370	569
W-H Energy Services, Inc.*	19,006	846
Whiting Petroleum Corp.*#	50,900	2,086
		10,108
Paper & Related Products — 0.8%
Caraustar Industries, Inc.*	147,767	1,520

Pharmaceuticals — 0.7%
Medarex, Inc.*	64,746	856
Salix Pharmaceuticals Ltd.*	28,337	468
		1,324

	Number of	Value
	Shares	(000)†

Printing & Publishing — 0.1%
Journal Register Co.	13,348	$163

Restaurants — 0.3%
California Pizza Kitchen, Inc.*	10,803	351
Ruby Tuesday, Inc.#	6,094	195
		546
Retail — 4.6%
Aaron Rents, Inc.	67,119	1,824
Big Lots, Inc.*	57,361	801
CEC Entertainment, Inc.*	42,748	1,437
Charming Shopper, Inc.*	68,204	1,014
Christopher & Banks, Corp.	9,059	210
Dress Barn, Inc.*#	16,202	777
Gymboree Corp.*	25,973	676
School Specialty, Inc.*	14,986	517
Sharper Image Corp.*#	5,725	73
Tuesday Morning Corp.	30,823	712
Zale Corp.*	13,538	380
		8,421
Services - Commercial — 0.8%
BearingPoint, Inc.*#	52,653	447
Kanbay International Inc.*	23,402	357
LECG Corp.*	17,322	334
Providence Service Corp.*	12,800	416
		1,554
Telecommunications — 2.7%
Alaska Communications Systems Group, Inc.	20,082	244
Andrew Corp.*	42,022	516
Ditech Communications Corp.*	45,454	475
Dobson Communications Corp.*	137,510	1,103
Leap Wireless International, Inc.*	6,534	285
UbiquiTel, Inc.*	24,903	251
West Corp.*	44,827	2,002
		4,876
Textiles & Apparel — 0.6%
Kellwood Co.	6,521	205
K-Swiss, Inc.	21,478	647
Nexity Financial Corp.*	14,342	181
		1,033
Transportation & Related Services — 1.6%
AirTran Holdings, Inc.*#	48,406	877
Forward Air Corp.	11,371	424
Frontier Airlines, Inc.*	60,373	465
Heartland Express, Inc.	23,242	506
SCS Transportation, Inc.*	22,241	647
		2,919
Waste Management — 0.7%
Waste Connections, Inc.*	32,629	1,299

Wholesale Distributor — 0.3%
Scansource, Inc.*	10,465	632

TOTAL COMMON STOCKS (Cost $121,659)		149,066

REAL ESTATE INVESTMENT TRUSTS — 8.4%
Apartments — 0.2%
American Campus Communities, Inc.	12,619	327

	Number of	Value
	Shares	(000)†

Building & Real Estate — 0.3%
Digital Realty Trust, Inc.	18,907	$533

Diversified Operations — 1.1%
Centracore Properties Trust	10,109	253
Entertainment Properties Trust	17,764	746
Lexington Corporate Properties Trust	48,521	1,012
		2,011
Finance — 1.2%
MFA Mortgage Investments, Inc.	134,204	852
RAIT Investment Trust	45,985	1,299
		2,151
Hotels & Resorts — 0.5%
Lasalle Hotel Properties	23,754	974

Local Retail — 0.4%
Arcadia Realty Trust	28,687	675

Office Property — 3.3%
BioMed Realty Trust, Inc.	30,693	910
Brandywine Realty Trust	59,248	1,882
Columbia Equity Trust, Inc.	14,750	259
Glenborough Realty Trust, Inc.	23,960	521
Parkway Properties, Inc.	32,451	1,417
Spirit Finance Corp.	81,956	1,000
		5,989
Regional Malls — 1.1%
Agree Realty Corp.	20,479	657
Commercial Net Lease Realty	53,326	1,243
		1,900
Storage — 0.3%
U-Store-It Trust	29,443	593

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,245)		15,153

SHORT-TERM INVESTMENTS — 3.7%
BlackRock Provident Institutional Funds - TempCash	3,366,534	3,367
RBB Sansom Street Fund Money Market - Portfolio	3,366,534	3,366

TOTAL SHORT-TERM INVESTMENTS (Cost $6,733)		6,733

	Par
	(000)
SECURITIES LENDING COLLATERAL — 5.8%
Bank of Montreal Time Deposit
4.8300%, 04/03/06	$211,899	212
Bank of Nova Scotia Time Deposit
4.8000%, 04/03/06	667,693	668
Barclays Bank Time Deposit
4.8500%, 04/03/06	364,196	364
Institutional Money Market Trust
3.7500%, 04/03/06	7,593,112	7,593
Regions Bank Time Deposit
4.8300%, 04/03/06	968,786	969
Sedna Financial Floating Rate Note
4.8300%, 04/03/06	778,677	778

	Number of	Value
	Shares	(000)†

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,584)		$10,584

TOTAL INVESTMENTS — 100.0% (Cost $152,221)(a)		$181,536

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At March 31, 2006, the cost for Federal income tax purposes was $152,456,629.  Net unrealized appreciation was $29,079,367.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,159,497 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $5,080,130.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — March 31, 2006 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 99.3%
Australia — 6.2%
Aristocrat Leisure Ltd	275,752	$2,715
News Corp. - Class B	190,300	3,328
Westfield Group	301,941	3,693
Westfield Group I06	9,773	119
Woolworths Ltd	295,223	3,980
		13,835
Belgium — 1.6%
Colruyt SA	23,125	3,461

Brazil — 4.0%
Companhia Vale Do Rio Doce (CVRD) ADR	74,800	3,233
Souza Cruz SA	189,700	2,952
Tractebel Energia SA	314,600	2,659
		8,844
France — 3.4%
M6 Metropole Television	94,900	2,820
Totalfina ELF SA	17,500	4,614
		7,434
Hong Kong — 3.8%
Esprit Holdings Ltd*	434,000	3,372
HSBC Holdings PLC	210,400	3,518
Techtronic Industries Co. Ltd	846,500	1,521
		8,411
India — 1.3%
Infosys Technologies Ltd	43,000	2,894

Ireland — 4.6%
Anglo Irish Bank Corp.	324,030	5,335
Anglo Irish Bank Corp. Plc	290,810	4,788
		10,123
Italy — 1.5%
ENI SPA	120,000	3,417

Japan — 8.1%
Daito Trust Construction Co. Ltd	77,200	4,028
Millea Holdings, Inc.	383	7,557
Takeuchi Mfg Co Ltd	6,300	276
Toyota Motor Corp.	113,100	6,158
		18,019
Korea — 4.2%
Amorepacific Corp.	6,230	2,436
KT&G Corp.	50,100	2,826
S1 Corp.	90,040	3,977
		9,239
Mexico — 4.0%
America Movil S.A. de C.V. ADR Series L	138,400	4,741
Grupo Modelo, S.A. de C.V. Series C*	1,156,800	4,226
		8,967
Netherlands — 3.0%
Aalberts Industries NV	42,900	3,161
TNT Post Group NV	103,700	3,584
		6,745
Singapore — 1.3%
ComfortDelGro Corp.	2,809,000	2,920

South Africa — 2.4%
Remgro Ltd	248,400	5,430

	Number of	Value
	Shares	(000)†

Spain — 9.4%
Banco Bilbao Vizcaya Argentaria, SA	106,000	$2,209
Enagas	506,100	10,022
Red Electrica de Espana	267,973	8,634
		20,865
Sweden — 3.1%
Atlas Copco AB	170,100	4,439
Indutrade AB	198,600	2,481
		6,920
Switzerland — 11.5%
Kuehne & Nagel International AG	16,500	5,344
Lindt & Spruengli AG	1,163	2,157
Nestle AG	18,715	5,542
Novartis AG ADR	69,500	3,853
Roche Holding AG	32,700	4,860
UBS AG	34,400	3,781
		25,537
United Kingdom — 23.2%
Barratt Developments Plc	162,900	2,986
BP Plc	200,000	2,300
British American Tobacco Plc	400,399	9,687
Cadbury Schweppes Plc	371,107	3,678
Diageo Plc	326,924	5,144
Imperial Tobacco Group Plc	199,950	5,916
Kensington Group Plc	188,900	3,899
Northern Rock Plc	140,412	2,882
Reckitt Benckiser Plc	70,438	2,472
Royal Bank of Scotland Group Plc	115,796	3,765
Tesco Plc*	1,517,678	8,690
		51,419
United States — 2.7%
BP Amoco Plc Ads*	16,400	1,131
HDFC Bank Ltd. ADR	90,800	4,948
		6,079

TOTAL COMMON STOCK (Cost $161,537)		220,559

PREFERRED STOCKS — 0.7%
Brazil — 0.7%
Banco Itau Holding Financeira SA
(Cost $830)	54,470	1,624

TOTAL INVESTMENTS — 100.0% (Cost $162,367)(a)		$222,183

† See Security Valuation Note.

* Non-income producing security.

ADR - American Depository Receipt

(a) At March 31, 2006, the cost for Federal income tax purposes was $162,378,491.  Net unrealized appreciation was $59,804,990.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $60,072,585 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $267,595.

	% of Market	Value
Industry Diversification	Value	(000’s)
Automobiles & Related	4.1%	$9,079
Banking	13.1%	29,069
Broadcast/Media	2.8%	6,148
Building & Real Estate	4.9%	10,825
Computer - Internet Services & Software	1.3%	2,894
Consumer Products	14.0%	31,202
Cosmetics & Toiletries	1.1%	2,437
Diversified Operations	2.4%	5,430
Energy Resources & Services	14.8%	32,776
Finance	3.5%	7,679
Food & Beverages	9.3%	20,747
Industrial	2.5%	5,642
Insurance	3.4%	7,556
Manufacturing	4.0%	8,952
Metals & Mining	1.5%	3,234
Pharmaceuticals	3.9%	8,713
Retail	7.3%	16,130
Telecommunications	2.1%	4,741
Transportation & Related Services	4.0%	8,929
	100.0%	$222,183

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (Unaudited)

REIT FUND

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS (REITS) — 98.1%
Apartments — 20.7%
Archstone-Smith Trust	46,926	$2,288
Avalonbay Communities, Inc.	17,600	1,920
Camden Property Trust	22,400	1,614
Equity Residential Properties Trust	63,300	2,962
GMH Communities Trust	51,900	604
United Dominion Realty Trust, Inc.	51,500	1,470
		10,858
Diversified Operations — 6.1%
Vornado Realty Trust	26,400	2,534
Spirit Finance Corp.	57,100	697
		3,231
Factory Outlets — 1.3%
Tanger Factory Outlet Centers, Inc.	20,400	702

Hotels & Resorts — 11.6%
Highland Hospitality Corp.	32,100	408
Hilton Hotels Corp.	31,100	792
Innkeepers USA Trust	27,900	473
Lasalle Hotel Properties	25,152	1,031
Orient-Express Hotels Ltd.	14,000	549
Starwood Hotels & Resorts Worldwide, Inc.	38,500	2,608
Sunstone Hotel Investors Inc.	8,700	252
		6,113
Industrial — 5.6%
Eastgroup Properties, Inc.	15,400	731
Prologis	41,100	2,199
		2,930
Mixed Industrial/Office — 4.4%
Digital Realty Trust, Inc.	30,600	862
Liberty Property Trust	31,100	1,467
		2,329
Office — 18.5%
Alexandria Real Estate Equities Inc.	12,200	1,163
BioMed Realty Trust, Inc.	52,600	1,559
Boston Properties, Inc.	19,000	1,772
Brookfield Properties Corp.	68,050	2,324
Columbia Equity Trust, Inc.	14,500	255
Equity One, Inc.	23,100	567
Mack-Cali Realty Corp.	38,600	1,853
Republic Property Trust	21,200	249
		9,742
Regional Malls — 14.2%
General Growth Properties, Inc.	38,900	1,901
Simon Property Group, Inc.	56,400	4,745
Taubman Centers, Inc.	19,700	821
		7,467
Self Storage — 6.2%
Public Storage, Inc.	34,815	2,828
U-Store-It Trust	20,300	409
		3,237
Strip Centers — 9.5%
Acadia Realty Trust	29,500	695
Kimco Realty Corp	41,700	1,695
Pan Pacific Retail Properties, Inc.	16,464	1,167
Regency Centers Corp.	21,700	1,458
		5,015
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $39,631)		51,624

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 1.9%
BlackRock Provident Institutional Funds - TempCash	496,380	$497
BlackRock Provident Institutional Funds - TempFund	496,379	496

TOTAL SHORT-TERM INVESTMENTS
(Cost $993)		993

TOTAL INVESTMENTS — 100.0%
(Cost $40,624)(a)		$52,617

† See Security Valuation Note.

(a) At March 31, 2006, the cost for Federal income tax purposes was $40,630,606.  Net unrealized appreciation was $11,985,989.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $12,083,890 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $97,901.

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount.  This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds — Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price.  Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques.  To the extent that bid prices are provided by the pricing service, the Funds will use the bid price.  Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.  The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value.  Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open.  Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated.  These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars.  Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange, purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President (principal executive officer)

Date	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President (principal executive officer)

Date	May 24, 2006

By (Signature and Title)*	/s/ Jill Bukata
Jill Bukata, Controller (principal financial officer)

Date	May 24, 2006

* Print the name and title of each signing officer under his or her signature.